UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549


                                    FORM 10-D

                               ASSET-BACKED ISSUER
              DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from:
 September 26, 2007 to October 25, 2007

 Commission File Number of issuing entity: 333-130694-30

 Morgan Stanley ABS Capital I Inc. Trust 2007-NC4
 (Exact name of issuing entity as specified in its charter)

 Commission File Number of depositor:  333-130694

 Morgan Stanley ABS Capital I Inc.
 (Exact name of depositor as specified in its charter)

 Morgan Stanley Mortgage Capital Holdings LLC, successor-in-interest by merger to Morgan Stanley Mortgage Capital Inc. (Exact name of sponsor as specified in its charter)

 New York
 (State or other jurisdiction of incorporation or organization of the issuing entity)

 54-2199785
 54-2199786
 54-2199787
 54-2199788
 54-2199789
 54-6747796
 (I.R.S. Employer Identification No.)

 c/o Wells Fargo Bank, N.A.
 9062 Old Annapolis Road
 Columbia, MD                                                    21045
 (Address of principal executive offices of the issuing entity)  (Zip Code)

 (410) 884-2000
 (Telephone number, including area code)

 Not Applicable
 (Former name, former address, if changed since last report)


                                   Registered/reporting
                                   pursuant to (check one)

  Title of                         Section  Section  Section   Name of Exchange
  Class                            12(b)    12(g)    15(d)     (If Section 12(b))

  A-1                              _____    _____    __X___    ____________
  A-2a                             _____    _____    __X___    ____________
  A-2b                             _____    _____    __X___    ____________
  A-2c                             _____    _____    __X___    ____________
  A-2d                             _____    _____    __X___    ____________
  M-1                              _____    _____    __X___    ____________
  M-2                              _____    _____    __X___    ____________
  B-1                              _____    _____    __X___    ____________
  B-2                              _____    _____    __X___    ____________
  B-3                              _____    _____    __X___    ____________
  B-4                              _____    _____    __X___    ____________
  B-5                              _____    _____    __X___    ____________
  X                                _____    _____    __X___    ____________
  P                                _____    _____    __X___    ____________
  R                                _____    _____    __X___    ____________
  RX                               _____    _____    __X___    ____________


 Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
    Yes __X__  No ____

 Part I - DISTRIBUTION INFORMATION

 Item 1. Distribution and Pool Performance Information

 On October 25, 2007 a distribution was made to holders of Morgan Stanley ABS Capital I Inc. Trust 2007-NC4.

 The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(b), Exhibit 99.1 for the related information.


 Part II - OTHER INFORMATION

 Item 7. Significant Enhancement Provider Information

 Financial Statements of Financial Guaranty Insurance Company and Subsidiaries for the Period Ended September 30, 2007 are included as Exhibit 99.2 to this Report on Form 10-D, which is incorporated by reference in its entirety herein.

 Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of Morgan Stanley ABS Capital I Inc. Trust 2007-NC4, relating to the October 25, 2007 distribution.

       (99.2) Financial Statements of Financial Guaranty Insurance Company and Subsidiaries for the Period Ended September 30, 2007.


    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.


 SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

 Morgan Stanley ABS Capital I Inc. Trust 2007-NC4
 (Issuing Entity)


 Wells Fargo Bank, N.A.
 (Master Servicer)

 /s/ Elisabeth A. Brewster
 Elisabeth A. Brewster, Vice President

 Date: November 6, 2007

EXHIBIT INDEX

 Exhibit Number  Description

 EX-99.1 Monthly report distributed to holders of Morgan Stanley ABS Capital I Inc. Trust 2007-NC4, relating to the October 25, 2007 distribution.

 EX-99.2 Financial Statements of Financial Guaranty Insurance Company and Subsidiaries for the Period Ended September 30, 2007.



 EX-99.1


Morgan Stanley ABS Capital I Inc.
Mortgage Pass-Through Certificates



Distribution Date:       10/25/2007


Morgan Stanley ABS Capital I Inc.
Mortgage Pass-Through Certificates
Series 2007-NC4


Contact: Customer Service - CTSLink
         Wells Fargo Bank, N.A.
         Securities Administration Services
         8480 Stagecoach Circle
         Frederick, MD 21701-4747
         www.ctslink.com
         Telephone: 1-866-846-4526
         Fax:       240-586-8675







                                         Certificateholder Distribution Summary

         Class                     CUSIP           Record         Certificate            Beginning             Interest
                                                     Date        Pass-Through          Certificate         Distribution
                                                                         Rate              Balance
          A-1                  61755EAA6       10/24/2007            5.30125%       198,181,173.92           875,506.62
          A-2a                 61755EAB4       10/24/2007            5.21125%       318,568,164.14         1,383,448.62
          A-2b                 61755EAC2       10/24/2007            5.25125%        68,250,000.00           298,664.84
          A-2c                 61755EAD0       10/24/2007            5.30125%       165,000,000.00           728,921.88
          A-2d                 61755EAE8       10/24/2007            5.38125%        96,775,000.00           433,975.39
          M-1                  61755EAF5       10/24/2007            5.83125%        12,609,000.00            61,271.86
          M-2                  61755EAG3       10/24/2007            6.13125%        19,965,000.00           102,008.67
          B-1                  61755EAH1       10/24/2007            6.88125%        18,389,000.00           105,449.42
          B-2                  61755EAJ7       10/24/2007            7.13125%         9,457,000.00            56,200.19
          B-3                  61755EAK4       10/24/2007            7.13125%        21,016,000.00           124,891.96
          B-4                  61755EAL2       10/24/2007            7.13125%        13,135,000.00            78,057.47
          B-5                  61755EAM0       10/24/2007            7.13125%        19,965,000.00           118,646.17
           X                   MSI07NC4X       09/28/2007            0.00000%        60,419,933.72         2,241,212.15
           P                   MSI07NC4P       09/28/2007            0.00000%                 0.00            24,061.60
           R                   MSI07NC4R       09/28/2007            0.00000%                 0.00                 0.00
           RX                  MSI7NC4RX       09/28/2007            0.00000%                 0.00                 0.00

Totals                                                                            1,021,730,271.78         6,632,316.84


                                   Certificateholder Distribution Summary (continued)

         Class                   Principal           Current               Ending                Total        Cumulative
                              Distribution          Realized          Certificate         Distribution          Realized
                                                        Loss              Balance                                 Losses
          A-1                   902,427.03              0.00       197,278,746.89         1,777,933.65              0.00
          A-2a                3,698,756.87              0.00       314,869,407.27         5,082,205.49              0.00
          A-2b                        0.00              0.00        68,250,000.00           298,664.84              0.00
          A-2c                        0.00              0.00       165,000,000.00           728,921.88              0.00
          A-2d                        0.00              0.00        96,775,000.00           433,975.39              0.00
          M-1                         0.00              0.00        12,609,000.00            61,271.86              0.00
          M-2                         0.00              0.00        19,965,000.00           102,008.67              0.00
          B-1                         0.00              0.00        18,389,000.00           105,449.42              0.00
          B-2                         0.00              0.00         9,457,000.00            56,200.19              0.00
          B-3                         0.00              0.00        21,016,000.00           124,891.96              0.00
          B-4                         0.00              0.00        13,135,000.00            78,057.47              0.00
          B-5                         0.00              0.00        19,965,000.00           118,646.17              0.00
           X                          0.00              0.00        60,419,933.72         2,241,212.15              0.00
           P                          0.00              0.00                 0.00            24,061.60              0.00
           R                          0.00              0.00                 0.00                 0.00              0.00
           RX                         0.00              0.00                 0.00                 0.00              0.00

Totals                        4,601,183.90              0.00     1,017,129,087.88        11,233,500.74              0.00


As Master Servicer, Wells Fargo Bank, N.A. has independently calculated collateral information based on loan level data received from external parties, which may include the Servicers, Issuer and other parties to the transaction. Wells Fargo Bank, N.A.
expressly disclaims any responsibility for the accuracy or completeness of information furnished to it by those third parties.

All Record Dates are based upon the governing documents and logic set forth as of closing.



                                             Principal Distribution Statement

         Class                      Original           Beginning            Scheduled        UnScheduled         Accretion
                                        Face         Certificate            Principal          Principal
                                      Amount             Balance         Distribution       Distribution
          A-1                 208,600,000.00      198,181,173.92                 0.00         902,427.03              0.00
          A-2a                337,200,000.00      318,568,164.14                 0.00       3,698,756.87              0.00
          A-2b                 68,250,000.00       68,250,000.00                 0.00               0.00              0.00
          A-2c                165,000,000.00      165,000,000.00                 0.00               0.00              0.00
          A-2d                 96,775,000.00       96,775,000.00                 0.00               0.00              0.00
          M-1                  12,609,000.00       12,609,000.00                 0.00               0.00              0.00
          M-2                  19,965,000.00       19,965,000.00                 0.00               0.00              0.00
          B-1                  18,389,000.00       18,389,000.00                 0.00               0.00              0.00
          B-2                   9,457,000.00        9,457,000.00                 0.00               0.00              0.00
          B-3                  21,016,000.00       21,016,000.00                 0.00               0.00              0.00
          B-4                  13,135,000.00       13,135,000.00                 0.00               0.00              0.00
          B-5                  19,965,000.00       19,965,000.00                 0.00               0.00              0.00
           X                   60,420,456.07       60,419,933.72                 0.00               0.00              0.00
           P                            0.00                0.00                 0.00               0.00              0.00
           R                            0.00                0.00                 0.00               0.00              0.00
           RX                           0.00                0.00                 0.00               0.00              0.00

Totals                      1,050,781,456.07    1,021,730,271.78                 0.00       4,601,183.90              0.00


                                          Principal Distribution Statement (continued)

         Class                    Realized             Total               Ending                    Ending                Total
                                      Loss         Principal          Certificate               Certificate            Principal
                                                   Reduction              Balance                Percentage         Distribution
          A-1                         0.00        902,427.03       197,278,746.89                0.94572745           902,427.03
          A-2a                        0.00      3,698,756.87       314,869,407.27                0.93377642         3,698,756.87
          A-2b                        0.00              0.00        68,250,000.00                1.00000000                 0.00
          A-2c                        0.00              0.00       165,000,000.00                1.00000000                 0.00
          A-2d                        0.00              0.00        96,775,000.00                1.00000000                 0.00
          M-1                         0.00              0.00        12,609,000.00                1.00000000                 0.00
          M-2                         0.00              0.00        19,965,000.00                1.00000000                 0.00
          B-1                         0.00              0.00        18,389,000.00                1.00000000                 0.00
          B-2                         0.00              0.00         9,457,000.00                1.00000000                 0.00
          B-3                         0.00              0.00        21,016,000.00                1.00000000                 0.00
          B-4                         0.00              0.00        13,135,000.00                1.00000000                 0.00
          B-5                         0.00              0.00        19,965,000.00                1.00000000                 0.00
           X                          0.00              0.00        60,419,933.72                0.99999135                 0.00
           P                          0.00              0.00                 0.00                0.00000000                 0.00
           R                          0.00              0.00                 0.00                0.00000000                 0.00
           RX                         0.00              0.00                 0.00                0.00000000                 0.00

Totals                                0.00      4,601,183.90     1,017,129,087.88                0.96797396         4,601,183.90



                                            Principal Distribution Factors Statement

         Class                    Original             Beginning              Scheduled           UnScheduled          Accretion
                                      Face           Certificate              Principal             Principal
                                    Amount               Balance           Distribution          Distribution
          A-1               208,600,000.00          950.05356625             0.00000000            4.32611232         0.00000000
          A-2a              337,200,000.00          944.74544526             0.00000000           10.96902986         0.00000000
          A-2b               68,250,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          A-2c              165,000,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          A-2d               96,775,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          M-1                12,609,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          M-2                19,965,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          B-1                18,389,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          B-2                 9,457,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          B-3                21,016,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          B-4                13,135,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          B-5                19,965,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
           X                 60,420,456.07          999.99135475             0.00000000            0.00000000         0.00000000
           P                          0.00            0.00000000             0.00000000            0.00000000         0.00000000
           R                          0.00            0.00000000             0.00000000            0.00000000         0.00000000
           RX                         0.00            0.00000000             0.00000000            0.00000000         0.00000000


                                      Principal Distribution Factors Statement (continued)

         Class                  Realized                 Total                 Ending               Ending                 Total
                                    Loss             Principal            Certificate          Certificate             Principal
                                                     Reduction                Balance           Percentage          Distribution
          A-1                 0.00000000            4.32611232           945.72745393           0.94572745            4.32611232
          A-2a                0.00000000           10.96902986           933.77641539           0.93377642           10.96902986
          A-2b                0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          A-2c                0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          A-2d                0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          M-1                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          M-2                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          B-1                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          B-2                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          B-3                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          B-4                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          B-5                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
           X                  0.00000000            0.00000000           999.99135475           0.99999135            0.00000000
           P                  0.00000000            0.00000000             0.00000000           0.00000000            0.00000000
           R                  0.00000000            0.00000000             0.00000000           0.00000000            0.00000000
           RX                 0.00000000            0.00000000             0.00000000           0.00000000            0.00000000


NOTE: All classes per $1,000 denomination.



                                                 Interest Distribution Statement

         Class                Accrual         Accrual        Current         Beginning             Current            Payment of
                               Dates           Days      Certificate      Certificate/             Accrued        Unpaid Interest
                                                                Rate          Notional            Interest          Shortfall (1)
                                                                               Balance
          A-1            09/25/07 - 10/24/07    30          5.30125%    198,181,173.92          875,506.62                   0.00
          A-2a           09/25/07 - 10/24/07    30          5.21125%    318,568,164.14        1,383,448.62                   0.00
          A-2b           09/25/07 - 10/24/07    30          5.25125%     68,250,000.00          298,664.84                   0.00
          A-2c           09/25/07 - 10/24/07    30          5.30125%    165,000,000.00          728,921.88                   0.00
          A-2d           09/25/07 - 10/24/07    30          5.38125%     96,775,000.00          433,975.39                   0.00
          M-1            09/25/07 - 10/24/07    30          5.83125%     12,609,000.00           61,271.86                   0.00
          M-2            09/25/07 - 10/24/07    30          6.13125%     19,965,000.00          102,008.67                   0.00
          B-1            09/25/07 - 10/24/07    30          6.88125%     18,389,000.00          105,449.42                   0.00
          B-2            09/25/07 - 10/24/07    30          7.13125%      9,457,000.00           56,200.19                   0.00
          B-3            09/25/07 - 10/24/07    30          7.13125%     21,016,000.00          124,891.96                   0.00
          B-4            09/25/07 - 10/24/07    30          7.13125%     13,135,000.00           78,057.47                   0.00
          B-5            09/25/07 - 10/24/07    30          7.13125%     19,965,000.00          118,646.17                   0.00
           X                             N/A    N/A         0.00000%     60,419,933.72                0.00                   0.00
           P                             N/A    N/A         0.00000%              0.00                0.00                   0.00
           R                             N/A    N/A         0.00000%              0.00                0.00                   0.00
           RX                            N/A    N/A         0.00000%              0.00                0.00                   0.00

Totals                                                                                        4,367,043.09                   0.00



                                          Interest Distribution Statement (continued)

         Class                     Current       Non-Supported              Total           Remaining                   Ending
                                  Interest            Interest           Interest     Unpaid Interest             Certificate/
                              Shortfall(1)           Shortfall       Distribution        Shortfall(1)                 Notional
                                                                                                                       Balance
          A-1                         0.00                0.00         875,506.62                0.00           197,278,746.89
          A-2a                        0.00                0.00       1,383,448.62                0.00           314,869,407.27
          A-2b                        0.00                0.00         298,664.84                0.00            68,250,000.00
          A-2c                        0.00                0.00         728,921.88                0.00           165,000,000.00
          A-2d                        0.00                0.00         433,975.39                0.00            96,775,000.00
          M-1                         0.00                0.00          61,271.86                0.00            12,609,000.00
          M-2                         0.00                0.00         102,008.67                0.00            19,965,000.00
          B-1                         0.00                0.00         105,449.42                0.00            18,389,000.00
          B-2                         0.00                0.00          56,200.19                0.00             9,457,000.00
          B-3                         0.00                0.00         124,891.96                0.00            21,016,000.00
          B-4                         0.00                0.00          78,057.47                0.00            13,135,000.00
          B-5                         0.00                0.00         118,646.17                0.00            19,965,000.00
           X                          0.00                0.00       2,241,212.15                0.00            60,419,933.72
           P                          0.00                0.00          24,061.60                0.00                     0.00
           R                          0.00                0.00               0.00                0.00                     0.00
           RX                         0.00                0.00               0.00                0.00                     0.00

Totals                                0.00                0.00       6,632,316.84                0.00

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls, if applicable.

                                             Interest Distribution Factors Statement

         Class                      Original        Current               Beginning                Current           Payment of
                                        Face    Certificate             Certificate/               Accrued       Unpaid Interest
                                      Amount           Rate                 Notional              Interest         Shortfall (1)
                                                                             Balance
          A-1                 208,600,000.00       5.30125%             950.05356625            4.19705954            0.00000000
          A-2a                337,200,000.00       5.21125%             944.74544526            4.10275391            0.00000000
          A-2b                 68,250,000.00       5.25125%            1000.00000000            4.37604161            0.00000000
          A-2c                165,000,000.00       5.30125%            1000.00000000            4.41770836            0.00000000
          A-2d                 96,775,000.00       5.38125%            1000.00000000            4.48437499            0.00000000
          M-1                  12,609,000.00       5.83125%            1000.00000000            4.85937505            0.00000000
          M-2                  19,965,000.00       6.13125%            1000.00000000            5.10937491            0.00000000
          B-1                  18,389,000.00       6.88125%            1000.00000000            5.73437490            0.00000000
          B-2                   9,457,000.00       7.13125%            1000.00000000            5.94270805            0.00000000
          B-3                  21,016,000.00       7.13125%            1000.00000000            5.94270841            0.00000000
          B-4                  13,135,000.00       7.13125%            1000.00000000            5.94270803            0.00000000
          B-5                  19,965,000.00       7.13125%            1000.00000000            5.94270824            0.00000000
           X                   60,420,456.07       0.00000%             999.99135475            0.00000000            0.00000000
           P                            0.00       0.00000%               0.00000000            0.00000000            0.00000000
           R                            0.00       0.00000%               0.00000000            0.00000000            0.00000000
           RX                           0.00       0.00000%               0.00000000            0.00000000            0.00000000

                                        Interest Distribution Factors Statement (continued)

         Class                     Current         Non-Supported                Total      Remaining Unpaid                Ending
                                  Interest              Interest             Interest              Interest           Certificate/
                              Shortfall(1)             Shortfall         Distribution          Shortfall(1)               Notional
                                                                                                                           Balance
          A-1                   0.00000000            0.00000000           4.19705954            0.00000000           945.72745393
          A-2a                  0.00000000            0.00000000           4.10275391            0.00000000           933.77641539
          A-2b                  0.00000000            0.00000000           4.37604161            0.00000000          1000.00000000
          A-2c                  0.00000000            0.00000000           4.41770836            0.00000000          1000.00000000
          A-2d                  0.00000000            0.00000000           4.48437499            0.00000000          1000.00000000
          M-1                   0.00000000            0.00000000           4.85937505            0.00000000          1000.00000000
          M-2                   0.00000000            0.00000000           5.10937491            0.00000000          1000.00000000
          B-1                   0.00000000            0.00000000           5.73437490            0.00000000          1000.00000000
          B-2                   0.00000000            0.00000000           5.94270805            0.00000000          1000.00000000
          B-3                   0.00000000            0.00000000           5.94270841            0.00000000          1000.00000000
          B-4                   0.00000000            0.00000000           5.94270803            0.00000000          1000.00000000
          B-5                   0.00000000            0.00000000           5.94270824            0.00000000          1000.00000000
           X                    0.00000000            0.00000000          37.09359869            0.00000000           999.99135475
           P                    0.00000000            0.00000000           0.00000000            0.00000000             0.00000000
           R                    0.00000000            0.00000000           0.00000000            0.00000000             0.00000000
           RX                   0.00000000            0.00000000           0.00000000            0.00000000             0.00000000

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls, if applicable.

NOTE: All classes per $1,000 denomination.


                                        Certificateholder Account Statement

                                                CERTIFICATE ACCOUNT

Beginning Balance                                                                                              0.00

Deposits
     Payments of Interest and Principal                                                               11,447,882.74
     Reserve Funds and Credit Enhancements                                                                     0.00
     Proceeds from Repurchased Loans                                                                           0.00
     Servicer Advances                                                                                 2,305,950.62
     Gains & Subsequent Recoveries (Realized Losses)                                                           0.00
     Prepayment Penalties                                                                                 24,061.60
     Swap/Cap Payments                                                                                         0.00
Total Deposits                                                                                        13,777,894.96

Withdrawals
     Swap Payments                                                                                       123,040.20
     Reserve Funds and Credit Enhancements                                                                     0.00
     Reimbursement for Servicer Advances                                                               1,872,512.52
     Total Administration Fees                                                                           548,841.50
     Payment of Interest and Principal                                                                11,233,500.74
Total Withdrawals (Pool Distribution Amount)                                                          13,777,894.96

Ending Balance                                                                                                 0.00


Servicer Advances are calculated as delinquent scheduled principal and interest.








                                PREPAYMENT/CURTAILMENT INTEREST SHORTFALL
Total Prepayment/Curtailment Interest Shortfall                                                      0.00
Servicing Fee Support                                                                                0.00

Non-Supported Prepayment/Curtailment Interest Shortfall                                              0.00


                                        ADMINISTRATION FEES
Gross Servicing Fee*                                                                    425,720.95
Certificate Insurance Premium*                                                          112,903.25
Master Servicing Fee - Wells Fargo Bank, N.A.                                            10,217.30
Supported Prepayment/Curtailment Interest Shortfall                                           0.00

Total Administration Fees                                                               548,841.50

*Servicer Payees include: SAXON MORTGAGE SERVICES, INC.

NOTE: Certificate Insurance Premium Payee - Financial Guaranty Insurance Company.





                                                   Reserve and Guaranty Funds

                                       Account Name           Beginning             Current           Current             Ending
                                                                Balance         Withdrawals          Deposits            Balance
               Certificate Insurance Policy Account                0.00                0.00              0.00               0.00
                  Closing Date Deposit Reserve Fund                0.00                0.00              0.00               0.00
                                Excess Reserve Fund                0.00                0.00              0.00               0.00
                                                           Hedge Funds

                                       Account Name                            Funds In (A)      Funds Out(B)  Net Amount(A - B)

 Swap Account - Morgan Stanley Capital Services Inc                            3,344,900.88      3,467,941.08       (123,040.20)

                                                          Collateral Statement

Group                                                                Group I ARM                       Group I Fixed
 Collateral Description                                                 Mixed ARM                         Mixed Fixed
 Weighted Average Coupon Rate                                            8.709383                            9.320014
 Weighted Average Net Rate                                               8.209383                            8.820014
 Weighted Average Pass-Through Rate                                      8.197383                            8.808015
 Weighted Average Remaining Term                                              352                                 351
 Principal And Interest Constant                                     1,414,839.72                          436,523.28
 Beginning Loan Count                                                         995                                 746
 Loans Paid in Full                                                             5                                   3
 Ending Loan Count                                                            990                                 743
 Beginning Scheduled Balance                                       186,580,098.05                       53,271,260.91
 Ending Scheduled Balance                                          185,806,933.40                       53,141,998.53
 Actual Ending Collateral Balance                                  185,903,140.08                       53,171,756.95
 Scheduled Principal                                                    60,675.16                           22,782.51
 Unscheduled Principal                                                 712,489.49                          106,479.87
 Negative Amortized Principal                                                0.00                                0.00
 Scheduled Interest                                                  1,354,164.56                          413,740.77
 Servicing Fees                                                         77,741.71                           22,196.36
 Master Servicing Fees                                                   1,865.80                              532.71
 Trustee Fee                                                                 0.00                                0.00
 FRY Amount                                                                  0.00                                0.00
 Special Hazard Fee                                                          0.00                                0.00
 Other Fee                                                                   0.00                                0.00
 Pool Insurance Fee                                                          0.00                                0.00
 Spread 1                                                                    0.00                                0.00
 Spread 2                                                                    0.00                                0.00
 Spread 3                                                                    0.00                                0.00
 Net Interest                                                        1,274,557.05                          391,011.70
 Realized Loss Amount                                                        0.00                                0.00
 Cumulative Realized Loss                                                    0.00                                0.00
 Percentage of Cumulative Losses                                           0.0000                              0.0000
 Prepayment Penalty Waived Amount                                            0.00                                0.00
 Prepayment Penalty Waived Count                                                0                                   0
 Prepayment Penalty Paid Amount                                          5,622.63                                0.00
 Prepayment Penalty Paid Count                                                  3                                   0
 Special Servicing Fee                                                       0.00                                0.00



                                                          Collateral Statement

Group                                                               Group II ARM                      Group II Fixed
 Collateral Description                                                 Mixed ARM                         Mixed Fixed
 Weighted Average Coupon Rate                                            8.246177                            9.283188
 Weighted Average Net Rate                                               7.746177                            8.783188
 Weighted Average Pass-Through Rate                                      7.734177                            8.771188
 Weighted Average Remaining Term                                              352                                 351
 Principal And Interest Constant                                     4,460,526.51                        1,318,175.80
 Beginning Loan Count                                                       2,213                               1,259
 Loans Paid in Full                                                            16                                   6
 Ending Loan Count                                                          2,197                               1,253
 Beginning Scheduled Balance                                       619,684,228.22                      162,194,684.61
 Ending Scheduled Balance                                          616,681,657.98                      161,498,497.98
 Actual Ending Collateral Balance                                  617,053,679.80                      161,604,798.38
 Scheduled Principal                                                   202,171.90                           63,439.29
 Unscheduled Principal                                               2,800,398.34                          632,747.34
 Negative Amortized Principal                                                0.00                                0.00
 Scheduled Interest                                                  4,258,354.61                        1,254,736.51
 Servicing Fees                                                        258,201.76                           67,581.12
 Master Servicing Fees                                                   6,196.84                            1,621.95
 Trustee Fee                                                                 0.00                                0.00
 FRY Amount                                                                  0.00                                0.00
 Special Hazard Fee                                                          0.00                                0.00
 Other Fee                                                                   0.00                                0.00
 Pool Insurance Fee                                                          0.00                                0.00
 Spread 1                                                                    0.00                                0.00
 Spread 2                                                                    0.00                                0.00
 Spread 3                                                                    0.00                                0.00
 Net Interest                                                        3,993,956.01                        1,185,533.44
 Realized Loss Amount                                                        0.00                                0.00
 Cumulative Realized Loss                                                    0.00                                0.00
 Percentage of Cumulative Losses                                           0.0000                              0.0000
 Prepayment Penalty Waived Amount                                            0.00                                0.00
 Prepayment Penalty Waived Count                                                0                                   0
 Prepayment Penalty Paid Amount                                         17,455.40                              983.57
 Prepayment Penalty Paid Count                                                  5                                   2
 Special Servicing Fee                                                       0.00                                0.00



                                                          Collateral Statement

Group                                                                      Total
 Collateral Description                                         Mixed Fixed & Arm
 Weighted Average Coupon Rate                                            8.551372
 Weighted Average Net Rate                                               8.051372
 Weighted Average Pass-Through Rate                                      8.039372
 Weighted Average Remaining Term                                              352
 Principal And Interest Constant                                     7,630,065.31
 Beginning Loan Count                                                       5,213
 Loans Paid in Full                                                            30
 Ending Loan Count                                                          5,183
 Beginning Scheduled Balance                                     1,021,730,271.79
 Ending Scheduled Balance                                        1,017,129,087.89
 Actual Ending Collateral Balance                                1,017,733,375.21
 Scheduled Principal                                                   349,068.86
 Unscheduled Principal                                               4,252,115.04
 Negative Amortized Principal                                                0.00
 Scheduled Interest                                                  7,280,996.45
 Servicing Fees                                                        425,720.95
 Master Servicing Fees                                                  10,217.30
 Trustee Fee                                                                 0.00
 FRY Amount                                                                  0.00
 Special Hazard Fee                                                          0.00
 Other Fee                                                                   0.00
 Pool Insurance Fee                                                          0.00
 Spread 1                                                                    0.00
 Spread 2                                                                    0.00
 Spread 3                                                                    0.00
 Net Interest                                                        6,845,058.20
 Realized Loss Amount                                                        0.00
 Cumulative Realized Loss                                                    0.00
 Percentage of Cumulative Losses                                           0.0000
 Prepayment Penalty Waived Amount                                            0.00
 Prepayment Penalty Waived Count                                                0
 Prepayment Penalty Paid Amount                                         24,061.60
 Prepayment Penalty Paid Count                                                 10
 Special Servicing Fee                                                       0.00


                                    Additional Reporting - Deal Level



                                         Informational Reporting
Available Funds                                                                             11,469,444.20
LIBOR                                                                                           5.131250%
Swap LIBOR                                                                                      5.131250%
Net Monthly Excess Cashflow                                                                  2,242,197.85


                                           Structural Reporting
Specified Subordinated Amount                                                               60,419,933.72
Subordinated Amount                                                                         60,419,933.72
Subordination Reduction Amount                                                                       0.00
Subordination Deficiency Amount                                                                      0.00


                                         Trigger Event Reporting
Delinquency Loss Trigger Event
     Trigger Result                                                                                  Fail
     Threshold Value                                                                            8.219278%
     Calculated Value                                                                          11.711763%
Cumulative Loss Trigger Event
     Trigger Result                                                                                  Pass
     Threshold Value                                                                            1.900000%
     Calculated Value                                                                           0.000000%
Trigger Event
     Trigger Result                                                                                  Fail


                               Delinquency Status - OTS Delinquency Calculation Method

             DELINQUENT          BANKRUPTCY           FORECLOSURE         REO                  Total

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Actual Balance      Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                        8                    0                   0                    8
                                 1,988,031.15         0.00                0.00                 1,988,031.15

30 Days      254                 1                    0                   0                    255
             59,091,363.76       142,929.45           0.00                0.00                 59,234,293.21

60 Days      174                 4                    0                   0                    178
             39,673,711.82       662,581.30           0.00                0.00                 40,336,293.12

90 Days      67                  5                    81                  0                    153
             10,311,368.15       1,594,764.80         24,441,868.44       0.00                 36,348,001.39

120 Days     53                  5                    92                  5                    155
             6,882,206.79        418,472.53           30,373,617.38       592,486.85           38,266,783.55

150 Days     23                  4                    59                  7                    93
             3,160,769.95        730,000.00           22,175,783.48       1,542,813.53         27,609,366.96

180+ Days    11                  2                    27                  2                    42
             1,846,568.67        604,976.91           8,361,636.42        521,285.11           11,334,467.11

Totals       582                 29                   259                 14                   884
             120,965,989.14      6,141,756.14         85,352,905.72       2,656,585.49         215,117,236.49

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Actual Balance      Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                        0.154351%            0.000000%           0.000000%            0.154351%
                                 0.195339%            0.000000%           0.000000%            0.195339%

30 Days      4.900637%           0.019294%            0.000000%           0.000000%            4.919931%
             5.806173%           0.014044%            0.000000%           0.000000%            5.820217%

60 Days      3.357129%           0.077175%            0.000000%           0.000000%            3.434304%
             3.898242%           0.065104%            0.000000%           0.000000%            3.963346%

90 Days      1.292688%           0.096469%            1.562801%           0.000000%            2.951958%
             1.013170%           0.156698%            2.401598%           0.000000%            3.571466%

120 Days     1.022574%           0.096469%            1.775034%           0.096469%            2.990546%
             0.676229%           0.041118%            2.984438%           0.058216%            3.760001%

150 Days     0.443758%           0.077175%            1.138337%           0.135057%            1.794328%
             0.310570%           0.071728%            2.178938%           0.151593%            2.712829%

180+ Days    0.212232%           0.038588%            0.520934%           0.038588%            0.810342%
             0.181439%           0.059444%            0.821594%           0.051220%            1.113697%

Totals       11.229018%          0.559522%            4.997106%           0.270114%            17.055759%
             11.885823%          0.603474%            8.386568%           0.261030%            21.136895%


Please refer to CTSLink.com for a list of delinquency code descriptions.



Current Period Class A Insufficient Funds                                                                  0.00
Principal Balance of Contaminated Properties                                                               0.00
Periodic Advance                                                                                   2,305,950.62




                                                 Delinquency Status By Group

                               DELINQUENT           BANKRUPTCY           FORECLOSURE         REO                  Total

Group I ARM - OTS              No. of Loans         No. of Loans         No. of Loans        No. of Loans         No. of Loans
                               Actual Balance       Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                                           0                    0                   0                    0
                                                    0.00                 0.00                0.00                 0.00

30 Days                        49                   1                    0                   0                    50
                               9,186,638.03         142,929.45           0.00                0.00                 9,329,567.48

60 Days                        38                   0                    0                   0                    38
                               6,373,800.57         0.00                 0.00                0.00                 6,373,800.57

90 Days                        9                    1                    20                  0                    30
                               1,417,482.39         294,236.89           3,315,197.87        0.00                 5,026,917.15

120 Days                       1                    3                    21                  3                    28
                               76,853.38            252,973.18           4,225,640.34        383,936.76           4,939,403.66

150 Days                       0                    0                    13                  4                    17
                               0.00                 0.00                 3,567,985.57        522,813.53           4,090,799.10

180+ Days                      0                    0                    4                   1                    5
                               0.00                 0.00                 1,050,141.35        141,511.79           1,191,653.14

Totals                         97                   5                    58                  8                    168
                               17,054,774.37        690,139.52           12,158,965.13       1,048,262.08         30,952,141.10


0-29 Days                                           0.000000%            0.000000%           0.000000%            0.000000%
                                                    0.000000%            0.000000%           0.000000%            0.000000%

30 Days                        4.949495%            0.101010%            0.000000%           0.000000%            5.050505%
                               4.941626%            0.076884%            0.000000%           0.000000%            5.018510%

60 Days                        3.838384%            0.000000%            0.000000%           0.000000%            3.838384%
                               3.428560%            0.000000%            0.000000%           0.000000%            3.428560%

90 Days                        0.909091%            0.101010%            2.020202%           0.000000%            3.030303%
                               0.762484%            0.158274%            1.783293%           0.000000%            2.704052%

120 Days                       0.101010%            0.303030%            2.121212%           0.303030%            2.828283%
                               0.041341%            0.136078%            2.273033%           0.206525%            2.656977%

150 Days                       0.000000%            0.000000%            1.313131%           0.404040%            1.717172%
                               0.000000%            0.000000%            1.919271%           0.281229%            2.200500%

180+ Days                      0.000000%            0.000000%            0.404040%           0.101010%            0.505051%
                               0.000000%            0.000000%            0.564886%           0.076121%            0.641008%

Totals                         9.797980%            0.505051%            5.858586%           0.808081%            16.969697%
                               9.174011%            0.371236%            6.540484%           0.563875%            16.649606%


                               DELINQUENT           BANKRUPTCY           FORECLOSURE         REO                  Total
Group I Fixed - OTS            No. of Loans         No. of Loans         No. of Loans        No. of Loans         No. of Loans
                               Actual Balance       Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                                           0                    0                   0                    0
                                                    0.00                 0.00                0.00                 0.00

30 Days                        27                   0                    0                   0                    27
                               1,712,103.18         0.00                 0.00                0.00                 1,712,103.18

60 Days                        13                   2                    0                   0                    15
                               1,241,536.80         58,856.91            0.00                0.00                 1,300,393.71

90 Days                        6                    1                    3                   0                    10
                               297,869.76           246,795.86           424,503.95          0.00                 969,169.57

120 Days                       7                    0                    1                   0                    8
                               307,391.20           0.00                 335,928.01          0.00                 643,319.21

150 Days                       1                    1                    0                   0                    2
                               71,600.00            64,000.00            0.00                0.00                 135,600.00

180+ Days                      1                    0                    0                   0                    1
                               76,000.00            0.00                 0.00                0.00                 76,000.00

Totals                         55                   4                    4                   0                    63
                               3,706,500.94         369,652.77           760,431.96          0.00                 4,836,585.67


0-29 Days                                           0.000000%            0.000000%           0.000000%            0.000000%
                                                    0.000000%            0.000000%           0.000000%            0.000000%

30 Days                        3.633917%            0.000000%            0.000000%           0.000000%            3.633917%
                               3.219948%            0.000000%            0.000000%           0.000000%            3.219948%

60 Days                        1.749664%            0.269179%            0.000000%           0.000000%            2.018843%
                               2.334955%            0.110692%            0.000000%           0.000000%            2.445647%

90 Days                        0.807537%            0.134590%            0.403769%           0.000000%            1.345895%
                               0.560203%            0.464148%            0.798364%           0.000000%            1.822715%

120 Days                       0.942127%            0.000000%            0.134590%           0.000000%            1.076716%
                               0.578110%            0.000000%            0.631779%           0.000000%            1.209889%

150 Days                       0.134590%            0.134590%            0.000000%           0.000000%            0.269179%
                               0.134658%            0.120365%            0.000000%           0.000000%            0.255023%

180+ Days                      0.134590%            0.000000%            0.000000%           0.000000%            0.134590%
                               0.142933%            0.000000%            0.000000%           0.000000%            0.142933%

Totals                         7.402423%            0.538358%            0.538358%           0.000000%            8.479139%
                               6.970808%            0.695205%            1.430143%           0.000000%            9.096155%



Please refer to CTSLink.com for a list of delinquency code descriptions.

                               DELINQUENT           BANKRUPTCY           FORECLOSURE         REO                  Total
Group II ARM - OTS             No. of Loans         No. of Loans         No. of Loans        No. of Loans         No. of Loans
                               Actual Balance       Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                                           6                    0                   0                    6
                                                    1,532,781.52         0.00                0.00                 1,532,781.52

30 Days                        125                  0                    0                   0                    125
                               41,989,448.59        0.00                 0.00                0.00                 41,989,448.59

60 Days                        84                   1                    0                   0                    85
                               26,750,961.18        517,399.30           0.00                0.00                 27,268,360.48

90 Days                        20                   2                    56                  0                    78
                               4,682,996.75         708,132.05           19,907,977.25       0.00                 25,299,106.05

120 Days                       5                    2                    65                  2                    74
                               1,901,636.00         165,499.35           24,112,739.12       208,550.09           26,388,424.56

150 Days                       3                    1                    43                  3                    50
                               908,699.70           256,000.00           17,242,375.36       1,020,000.00         19,427,075.06

180+ Days                      2                    2                    17                  1                    22
                               887,781.48           604,976.91           5,928,068.31        379,773.32           7,800,600.02

Totals                         239                  14                   181                 6                    440
                               77,121,523.70        3,784,789.13         67,191,160.04       1,608,323.41         149,705,796.28


0-29 Days                                           0.273100%            0.000000%           0.000000%            0.273100%
                                                    0.248403%            0.000000%           0.000000%            0.248403%

30 Days                        5.689577%            0.000000%            0.000000%           0.000000%            5.689577%
                               6.804829%            0.000000%            0.000000%           0.000000%            6.804829%

60 Days                        3.823396%            0.045517%            0.000000%           0.000000%            3.868912%
                               4.335273%            0.083850%            0.000000%           0.000000%            4.419123%

90 Days                        0.910332%            0.091033%            2.548930%           0.000000%            3.550296%
                               0.758929%            0.114760%            3.226296%           0.000000%            4.099985%

120 Days                       0.227583%            0.091033%            2.958580%           0.091033%            3.368229%
                               0.308180%            0.026821%            3.907721%           0.033798%            4.276520%

150 Days                       0.136550%            0.045517%            1.957214%           0.136550%            2.275831%
                               0.147264%            0.041487%            2.794307%           0.165302%            3.148361%

180+ Days                      0.091033%            0.091033%            0.773782%           0.045517%            1.001365%
                               0.143874%            0.098043%            0.960705%           0.061546%            1.264169%

Totals                         10.878471%           0.637233%            8.238507%           0.273100%            20.027310%
                               12.498349%           0.613365%            10.889030%          0.260646%            24.261389%


                               DELINQUENT           BANKRUPTCY           FORECLOSURE         REO                  Total
Group II Fixed - OTS           No. of Loans         No. of Loans         No. of Loans        No. of Loans         No. of Loans
                               Actual Balance       Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                                           2                    0                   0                    2
                                                    455,249.63           0.00                0.00                 455,249.63

30 Days                        53                   0                    0                   0                    53
                               6,203,173.96         0.00                 0.00                0.00                 6,203,173.96

60 Days                        39                   1                    0                   0                    40
                               5,307,413.27         86,325.09            0.00                0.00                 5,393,738.36

90 Days                        32                   1                    2                   0                    35
                               3,913,019.25         345,600.00           794,189.37          0.00                 5,052,808.62

120 Days                       40                   0                    5                   0                    45
                               4,596,326.21         0.00                 1,699,309.91        0.00                 6,295,636.12

150 Days                       19                   2                    3                   0                    24
                               2,180,470.25         410,000.00           1,365,422.55        0.00                 3,955,892.80

180+ Days                      8                    0                    6                   0                    14
                               882,787.19           0.00                 1,383,426.76        0.00                 2,266,213.95

Totals                         191                  6                    16                  0                    213
                               23,083,190.13        1,297,174.72         5,242,348.59        0.00                 29,622,713.44


0-29 Days                                           0.159617%            0.000000%           0.000000%            0.159617%
                                                    0.281706%            0.000000%           0.000000%            0.281706%

30 Days                        4.229848%            0.000000%            0.000000%           0.000000%            4.229848%
                               3.838484%            0.000000%            0.000000%           0.000000%            3.838484%

60 Days                        3.112530%            0.079808%            0.000000%           0.000000%            3.192338%
                               3.284193%            0.053417%            0.000000%           0.000000%            3.337610%

90 Days                        2.553871%            0.079808%            0.159617%           0.000000%            2.793296%
                               2.421351%            0.213855%            0.491439%           0.000000%            3.126645%

120 Days                       3.192338%            0.000000%            0.399042%           0.000000%            3.591381%
                               2.844177%            0.000000%            1.051522%           0.000000%            3.895699%

150 Days                       1.516361%            0.159617%            0.239425%           0.000000%            1.915403%
                               1.349261%            0.253705%            0.844915%           0.000000%            2.447881%

180+ Days                      0.638468%            0.000000%            0.478851%           0.000000%            1.117318%
                               0.546263%            0.000000%            0.856055%           0.000000%            1.402318%

Totals                         15.243416%           0.478851%            1.276935%           0.000000%            16.999202%
                               14.283728%           0.802683%            3.243931%           0.000000%            18.330343%



Please refer to CTSLink.com for a list of delinquency code descriptions.

                       180+ Delinquency Summary

                                Summary                                                      Group I ARM

               Days    Number of          Outstanding    Percentage of       Number of         Outstanding   Percentage of
         Delinquent         Loans              Actual       Balance(%)            Loans             Actual       Balance(%)
                                           Balance($)                                           Balance($)
    180  -      209            42       11,334,467.11            1.114                5       1,191,653.14            0.641
              Total            42       11,334,467.11            1.114                5       1,191,653.14            0.641

                 180+ Delinquency Summary (continued)

                             Group I Fixed                                                   Group II ARM

               Days    Number of          Outstanding    Percentage of         Number of       Outstanding   Percentage of
         Delinquent         Loans              Actual       Balance(%)              Loans           Actual       Balance(%)
                                           Balance($)                                           Balance($)
    180  -      209             1           76,000.00            0.143                 22     7,800,600.02            1.264
              Total             1           76,000.00            0.143                 22     7,800,600.02            1.264


                 180+ Delinquency Summary (continued)
                            Group II Fixed


               Days    Number of          Outstanding    Percentage of
         Delinquent         Loans              Actual       Balance(%)
                                           Balance($)
    180  -      209            14        2,266,213.95            1.402
              Total            14        2,266,213.95            1.402

This report includes all loans greater than 180 days delinquent regardless of status (REO, Foreclosure, Bankruptcy).



                REO Detail - All Mortgage Loans in REO during Current Period



 Summary                                                            12 Month REO History*
 New REO Loans                                                    Month        REO Percentage
     Loans in REO                             12                  Nov-06            0.000%
     Original Principal Balance     2,156,142.00                  Dec-06            0.000%
     Current Actual Balance         2,155,363.67                  Jan-07            0.000%
                                                                  Feb-07            0.000%
 Current REO Total                                                Mar-07            0.000%
     Loans in REO                             14                  Apr-07            0.000%
     Original Principal Balance     2,657,642.00                  May-07            0.000%
     Current Actual Balance         2,656,585.49                  Jun-07            0.000%
                                                                  Jul-07            0.000%
                                                                  Aug-07            0.000%
                                                                  Sep-07            0.065%
                                                                  Oct-07            0.261%

                                                               *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                               remittance report can be viewed online at www.ctslink.com.


 Group I ARM                                                        12 Month REO History*
 New REO Loans                                                    Month        REO Percentage
     Loans in REO                              7                  Nov-06            0.000%
     Original Principal Balance       927,342.00                  Dec-06            0.000%
     Current Actual Balance           926,813.58                  Jan-07            0.000%
                                                                  Feb-07            0.000%
 Current REO Total                                                Mar-07            0.000%
     Loans in REO                              8                  Apr-07            0.000%
     Original Principal Balance     1,048,842.00                  May-07            0.000%
     Current Actual Balance         1,048,262.08                  Jun-07            0.000%
                                                                  Jul-07            0.000%
                                                                  Aug-07            0.000%
                                                                  Sep-07            0.114%
                                                                  Oct-07            0.564%

                                                               *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                               remittance report can be viewed online at www.ctslink.com.

  Group I Fixed - No REO Information to report this period.


 Group II ARM                                                       12 Month REO History*
 New REO Loans                                                    Month        REO Percentage
     Loans in REO                              5                  Nov-06            0.000%
     Original Principal Balance     1,228,800.00                  Dec-06            0.000%
     Current Actual Balance         1,228,550.09                  Jan-07            0.000%
                                                                  Feb-07            0.000%
 Current REO Total                                                Mar-07            0.000%
     Loans in REO                              6                  Apr-07            0.000%
     Original Principal Balance     1,608,800.00                  May-07            0.000%
     Current Actual Balance         1,608,323.41                  Jun-07            0.000%
                                                                  Jul-07            0.000%
                                                                  Aug-07            0.000%
                                                                  Sep-07            0.073%
                                                                  Oct-07            0.261%

                                                               *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                               remittance report can be viewed online at www.ctslink.com.

  Group II Fixed - No REO Information to report this period.




                  REO Loan Detail - All Mortgage Loans in REO during Current Period

                                               Month
                                                Loan            First                                               Original
                              Loan           Entered          Payment                             LTV at           Principal
       Group                Number               REO             Date           State        Origination             Balance

    Group I ARM         1011320821          Oct-2007      01-Feb-2007              MD              95.00          199,500.00
    Group I ARM         1011546801          Oct-2007      01-Feb-2007              GA              85.00          106,250.00
    Group I ARM         1011642118          Oct-2007      01-Feb-2007              GA              80.00          141,600.00
    Group I ARM         1011732262          Sep-2007      01-Mar-2007              MI              90.00          121,500.00
    Group I ARM         1011739014          Oct-2007      01-Mar-2007              MI              90.00           64,800.00
    Group I ARM         1011836864          Oct-2007      01-Mar-2007              MI              80.00          120,000.00
    Group I ARM         1012161929          Oct-2007      01-Apr-2007              GA              80.00          212,000.00
    Group I ARM         1012312954          Oct-2007      01-Apr-2007              TX              80.00           83,192.00
    Group II ARM        1011107152          Oct-2007      01-Mar-2007              MI              90.00          112,500.00
    Group II ARM        1011664889          Sep-2007      01-Feb-2007              MD              80.00          380,000.00
    Group II ARM        1011858563          Oct-2007      01-Mar-2007              MI              90.00           96,300.00
    Group II ARM        1012172864          Oct-2007      01-Apr-2007              NH              80.00          600,000.00
    Group II ARM        1012209200          Oct-2007      01-Apr-2007              GA              80.00          132,800.00
    Group II ARM        1012324326          Oct-2007      01-Apr-2007              GA              80.00          287,200.00


              REO Loan Detail - All Mortgage Loans in REO during Current Period (continued)

                                               Current           Paid                           Current          Approximate
                              Loan              Actual             To          Months              Loan           Delinquent
       Group                Number             Balance           Date      Delinquent              Rate             Interest
    Group I ARM         1011320821          199,218.48    01-Apr-2007               4            9.750%             7,667.05
    Group I ARM         1011546801          106,173.03    01-Mar-2007               5           10.950%             4,616.04
    Group I ARM         1011642118          141,511.79    01-Feb-2007               6            8.375%             4,628.59
    Group I ARM         1011732262          121,448.50    01-Mar-2007               5           10.200%             4,900.03
    Group I ARM         1011739014           64,781.06    01-Apr-2007               4           10.275%             2,637.30
    Group I ARM         1011836864          119,937.22    01-Apr-2007               4            8.325%             3,907.32
    Group I ARM         1012161929          212,000.00    01-Mar-2007               5            7.925%             6,550.98
    Group I ARM         1012312954           83,192.00    01-Mar-2007               5            8.725%             2,844.39
    Group II ARM        1011107152          112,404.21    01-Apr-2007               4           10.200%             4,537.08
    Group II ARM        1011664889          379,773.32    01-Feb-2007               6            8.575%            12,738.77
    Group II ARM        1011858563           96,145.88    01-Apr-2007               4            8.500%             3,198.85
    Group II ARM        1012172864          600,000.00    01-Mar-2007               5            7.000%            16,237.95
    Group II ARM        1012209200          132,800.00    01-Mar-2007               5            8.525%             4,429.66
    Group II ARM        1012324326          287,200.00    01-Mar-2007               5            8.150%             9,130.39


              Foreclosure Detail - All Mortgage Loans in Foreclosure during Current Period


 Summary                                                          12 Month Foreclosure History*
 New Foreclosure Loans                                            Month     Foreclosure Percentage
     Loans in Foreclosure                    103                  Nov-06            0.000%
     Original Principal Balance    29,976,121.00                  Dec-06            0.000%
     Current Actual Balance        29,942,519.22                  Jan-07            0.000%
                                                                  Feb-07            0.000%
 Current Foreclosure Total                                        Mar-07            0.000%
     Loans in Foreclosure                    259                  Apr-07            0.000%
     Original Principal Balance    85,409,643.00                  May-07            0.000%
     Current Actual Balance        85,352,905.72                  Jun-07            0.000%
                                                                  Jul-07            0.000%
                                                                  Aug-07            2.710%
                                                                  Sep-07            5.829%
                                                                  Oct-07            8.387%

                                                               *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                               remittance report can be viewed online at www.ctslink.com.



 Group I ARM                                                      12 Month Foreclosure History*
 New Foreclosure Loans                                            Month     Foreclosure Percentage
     Loans in Foreclosure                     29                  Nov-06            0.000%
     Original Principal Balance     4,836,426.00                  Dec-06            0.000%
     Current Actual Balance         4,831,804.48                  Jan-07            0.000%
                                                                  Feb-07            0.000%
 Current Foreclosure Total                                        Mar-07            0.000%
     Loans in Foreclosure                     58                  Apr-07            0.000%
     Original Principal Balance    12,166,216.00                  May-07            0.000%
     Current Actual Balance        12,158,965.13                  Jun-07            0.000%
                                                                  Jul-07            0.000%
                                                                  Aug-07            1.942%
                                                                  Sep-07            4.817%
                                                                  Oct-07            6.540%

                                                               *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                               remittance report can be viewed online at www.ctslink.com.



 Group I Fixed                                                    12 Month Foreclosure History*
 New Foreclosure Loans                                            Month     Foreclosure Percentage
     Loans in Foreclosure                      3                  Nov-06            0.000%
     Original Principal Balance       425,400.00                  Dec-06            0.000%
     Current Actual Balance           424,503.95                  Jan-07            0.000%
                                                                  Feb-07            0.000%
 Current Foreclosure Total                                        Mar-07            0.000%
     Loans in Foreclosure                      4                  Apr-07            0.000%
     Original Principal Balance       761,400.00                  May-07            0.000%
     Current Actual Balance           760,431.96                  Jun-07            0.000%
                                                                  Jul-07            0.000%
                                                                  Aug-07            0.000%
                                                                  Sep-07            0.630%
                                                                  Oct-07            1.430%

                                                               *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                               remittance report can be viewed online at www.ctslink.com.



 Group II ARM                                                     12 Month Foreclosure History*
 New Foreclosure Loans                                            Month     Foreclosure Percentage
     Loans in Foreclosure                     69                  Nov-06            0.000%
     Original Principal Balance    23,919,295.00                  Dec-06            0.000%
     Current Actual Balance        23,892,021.42                  Jan-07            0.000%
                                                                  Feb-07            0.000%
 Current Foreclosure Total                                        Mar-07            0.000%
     Loans in Foreclosure                    181                  Apr-07            0.000%
     Original Principal Balance    67,237,265.00                  May-07            0.000%
     Current Actual Balance        67,191,160.04                  Jun-07            0.000%
                                                                  Jul-07            0.000%
                                                                  Aug-07            3.576%
                                                                  Sep-07            7.298%
                                                                  Oct-07           10.889%

                                                               *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                               remittance report can be viewed online at www.ctslink.com.



 Group II Fixed                                                   12 Month Foreclosure History*
 New Foreclosure Loans                                            Month     Foreclosure Percentage
     Loans in Foreclosure                      2                  Nov-06            0.000%
     Original Principal Balance       795,000.00                  Dec-06            0.000%
     Current Actual Balance           794,189.37                  Jan-07            0.000%
                                                                  Feb-07            0.000%
 Current Foreclosure Total                                        Mar-07            0.000%
     Loans in Foreclosure                     16                  Apr-07            0.000%
     Original Principal Balance     5,244,762.00                  May-07            0.000%
     Current Actual Balance         5,242,348.59                  Jun-07            0.000%
                                                                  Jul-07            0.000%
                                                                  Aug-07            1.177%
                                                                  Sep-07            3.090%
                                                                  Oct-07            3.244%

                                                               *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                               remittance report can be viewed online at www.ctslink.com.




           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period

                                                  Month
                                                   Loan              First                                            Original
                                  Loan          Entered            Payment                            LTV at         Principal
        Group                   Number               FC               Date          State        Origination           Balance
     Group I ARM            1008297997         Sep-2007        01-Aug-2006             OH              90.00         62,100.00
     Group I ARM            1008615359         Sep-2007        01-Sep-2006             CA              85.00        195,500.00
     Group I ARM            1008934086         Oct-2007        01-Sep-2006             MA              85.00        326,400.00
     Group I ARM            1009257289         Sep-2007        01-Oct-2006             CA              95.00        332,500.00
     Group I ARM            1010215108         Oct-2007        01-Dec-2006             MI              90.00        108,000.00
     Group I ARM            1010265170         Aug-2007        01-Feb-2007             NY              64.74        404,000.00
     Group I ARM            1010424285         Sep-2007        01-Dec-2006             MA              90.00        319,500.00
     Group I ARM            1010691744         Sep-2007        01-Feb-2007             SC              90.00        112,500.00
     Group I ARM            1010878721         Sep-2007        01-Jan-2007             IL              95.00        201,400.00
     Group I ARM            1010882100         Oct-2007        01-Feb-2007             CA              90.00        193,500.00
     Group I ARM            1010890565         Oct-2007        01-Feb-2007             IN              85.00         63,750.00
     Group I ARM            1010937061         Oct-2007        01-Jan-2007             MI              90.00         92,160.00
     Group I ARM            1010960739         Oct-2007        01-Feb-2007             IN              90.00         51,300.00
     Group I ARM            1011018221         Oct-2007        01-Feb-2007             TX              80.00         77,600.00
     Group I ARM            1011022056         Oct-2007        01-Jan-2007             MI              90.00         96,300.00
     Group I ARM            1011058838         Oct-2007        01-Feb-2007             MI              90.00         60,300.00
     Group I ARM            1011062654         Oct-2007        01-Feb-2007             MA              63.59        131,000.00
     Group I ARM            1011204877         Oct-2007        01-Feb-2007             WA              90.00        330,300.00
     Group I ARM            1011220494         Oct-2007        01-Feb-2007             PA              95.00        199,500.00
     Group I ARM            1011239028         Oct-2007        01-Feb-2007             NV              90.00        256,500.00
     Group I ARM            1011247616         Oct-2007        01-Feb-2007             FL              80.00        314,400.00
     Group I ARM            1011301209         Oct-2007        01-Feb-2007             OR             100.00        157,500.00
     Group I ARM            1011301343         Sep-2007        01-Feb-2007             GA              85.00        267,750.00
     Group I ARM            1011313946         Oct-2007        01-Feb-2007             FL              80.00        190,800.00
     Group I ARM            1011315436         Oct-2007        01-Feb-2007             OH              90.00        108,000.00
     Group I ARM            1011315597         Oct-2007        01-Mar-2007             IN              90.00         58,500.00
     Group I ARM            1011351404         Sep-2007        01-Feb-2007             CA              90.00        279,000.00
     Group I ARM            1011385529         Oct-2007        01-Feb-2007             TX              80.00         78,016.00
     Group I ARM            1011441442         Aug-2007        01-Mar-2007             FL              92.00        383,640.00
     Group I ARM            1011459879         Sep-2007        01-Feb-2007             CA              70.00        259,000.00
     Group I ARM            1011505383         Sep-2007        01-Mar-2007             HI              80.00        177,600.00
     Group I ARM            1011515988         Oct-2007        01-Feb-2007             NV              95.00        256,500.00
     Group I ARM            1011531416         Sep-2007        01-Mar-2007             CA              80.00        336,000.00
     Group I ARM            1011583912         Oct-2007        01-Feb-2007             NE              80.00         81,600.00
     Group I ARM            1011614602         Oct-2007        01-Feb-2007             WI              80.00        180,000.00
     Group I ARM            1011621346         Sep-2007        01-Mar-2007             MO              80.00         51,200.00
     Group I ARM            1011638711         Aug-2007        01-Feb-2007             NV              80.00        400,000.00
     Group I ARM            1011648390         Oct-2007        01-Mar-2007             MA              80.00        256,000.00
     Group I ARM            1011672282         Oct-2007        01-Mar-2007             NM              90.00        279,000.00
     Group I ARM            1011687196         Oct-2007        01-Mar-2007             TN              80.00        114,400.00
     Group I ARM            1011701198         Aug-2007        01-Mar-2007             CA              90.00        252,000.00
     Group I ARM            1011760212         Oct-2007        01-Mar-2007             PA              80.00         88,000.00
     Group I ARM            1011761630         Sep-2007        01-Mar-2007             GA              85.00        263,500.00
     Group I ARM            1011778631         Oct-2007        01-Mar-2007             FL              80.00        280,000.00
     Group I ARM            1011801188         Aug-2007        01-Mar-2007             IN              80.00        148,000.00
     Group I ARM            1011851490         Sep-2007        01-Mar-2007             CA              95.00        416,100.00
     Group I ARM            1011887853         Sep-2007        01-Mar-2007             FL              80.00        368,000.00
     Group I ARM            1011891811         Sep-2007        01-Mar-2007             GA             100.00        130,000.00
     Group I ARM            1011921584         Aug-2007        01-Apr-2007             CA              89.80        224,500.00
     Group I ARM            1011923840         Oct-2007        01-Mar-2007             CA              85.00        297,500.00
     Group I ARM            1012005019         Aug-2007        01-Apr-2007             NY              90.00        486,000.00
     Group I ARM            1012008427         Sep-2007        01-Apr-2007             CA              80.00        292,000.00
     Group I ARM            1012028600         Sep-2007        01-Mar-2007             MI             100.00        103,500.00
     Group I ARM            1012115677         Aug-2007        01-Apr-2007             CO              70.00        150,500.00
     Group I ARM            1012242352         Sep-2007        01-Apr-2007             CA              94.55        260,000.00
     Group I ARM            1012258932         Sep-2007        01-Apr-2007             CA              85.00        306,000.00
     Group I ARM            1012368207         Oct-2007        01-Apr-2007             OR              80.00        109,600.00
     Group I ARM            1012453418         Sep-2007        01-Apr-2007             FL              80.00        148,000.00
    Group I Fixed           1009793770         Oct-2007        01-Oct-2006             IN              80.00        110,400.00
    Group I Fixed           1011557638         Oct-2007        01-Mar-2007             RI              89.66        260,000.00
    Group I Fixed           1011809082         Sep-2007        01-Apr-2007             IL              80.00        336,000.00
    Group I Fixed           1012286304         Oct-2007        01-Apr-2007             IL              61.11         55,000.00
    Group II ARM            1008152045         Oct-2007        01-Aug-2006             HI              40.23        265,500.00
    Group II ARM            1008529265         Oct-2007        01-Sep-2006             CA              90.00        585,000.00
    Group II ARM            1008646655         Oct-2007        01-Aug-2006             CA              95.00        475,000.00
    Group II ARM            1009042868         Sep-2007        01-Aug-2006             CA              95.00        161,500.00
    Group II ARM            1009371823         Sep-2007        01-Oct-2006             OH              90.00         76,410.00
    Group II ARM            1009405146         Sep-2007        01-Oct-2006             MA              84.49        291,500.00
    Group II ARM            1009446682         Sep-2007        01-Oct-2006             CA              95.00        368,125.00
    Group II ARM            1009525061         Aug-2007        01-Oct-2006             NV              80.00        348,000.00
    Group II ARM            1009537138         Oct-2007        01-Nov-2006             AL              93.75        750,000.00
    Group II ARM            1009634158         Sep-2007        01-Dec-2006             CA              85.00        297,500.00
    Group II ARM            1009715524         Oct-2007        01-Oct-2006             WA              80.00        384,000.00
    Group II ARM            1009742996         Oct-2007        01-Nov-2006             CA              90.00        472,500.00
    Group II ARM            1009867888         Sep-2007        01-Feb-2007             GA              85.00        246,500.00
    Group II ARM            1009884128         Oct-2007        01-Jan-2007             NY              90.97        423,000.00
    Group II ARM            1009918048         Oct-2007        01-Nov-2006             CA              80.00        211,600.00
    Group II ARM            1009946712         Sep-2007        01-Nov-2006             CA              90.00        562,500.00
    Group II ARM            1010096059         Sep-2007        01-Nov-2006             AR              95.00        422,750.00
    Group II ARM            1010216973         Sep-2007        01-Nov-2006             CA              95.00        484,500.00
    Group II ARM            1010268186         Oct-2007        01-Dec-2006             CA              90.00        207,000.00
    Group II ARM            1010276701         Oct-2007        01-Dec-2006             MI              90.00        222,300.00
    Group II ARM            1010378717         Oct-2007        01-Dec-2006             MI              85.00         93,500.00
    Group II ARM            1010387388         Sep-2007        01-Dec-2006             VA              90.00        135,000.00
    Group II ARM            1010409569         Oct-2007        01-Dec-2006             CA              90.00        500,850.00
    Group II ARM            1010420804         Oct-2007        01-Jan-2007             NJ              90.00        355,500.00
    Group II ARM            1010442318         Oct-2007        01-Jan-2007             OH              90.00        153,000.00
    Group II ARM            1010449605         Oct-2007        01-Jan-2007             IL              80.00        400,000.00
    Group II ARM            1010455401         Oct-2007        01-Jan-2007             SC              90.00        117,000.00
    Group II ARM            1010466998         Oct-2007        01-Dec-2006             OH              90.00         76,500.00
    Group II ARM            1010504411         Sep-2007        01-Dec-2006             CA              88.89      1,000,000.00
    Group II ARM            1010522865         Oct-2007        01-Feb-2007             CA              80.00        440,000.00
    Group II ARM            1010541522         Sep-2007        01-Jan-2007             MA              95.00        251,750.00
    Group II ARM            1010557809         Sep-2007        01-Jan-2007             FL              90.00        216,000.00
    Group II ARM            1010630418         Sep-2007        01-Dec-2006             OR              95.00        219,925.00
    Group II ARM            1010676681         Aug-2007        01-Dec-2006             AZ              85.00        187,000.00
    Group II ARM            1010710395         Oct-2007        01-Jan-2007             OH              90.00         85,500.00
    Group II ARM            1010728545         Oct-2007        01-Jan-2007             CA              90.00        621,000.00
    Group II ARM            1010733138         Aug-2007        01-Feb-2007             CA              80.00        484,000.00
    Group II ARM            1010743467         Oct-2007        01-Jan-2007             FL             100.00        320,000.00
    Group II ARM            1010750181         Oct-2007        01-Jan-2007             TX              90.00        108,000.00
    Group II ARM            1010755382         Oct-2007        01-Jan-2007             VA              90.00        338,400.00
    Group II ARM            1010757674         Oct-2007        01-Dec-2006             MN              95.00        741,000.00
    Group II ARM            1010787017         Sep-2007        01-Jan-2007             MA              80.00        136,000.00
    Group II ARM            1010794205         Oct-2007        01-Jan-2007             NV              80.00        360,000.00
    Group II ARM            1010819117         Aug-2007        01-Jan-2007             IL              90.00        202,500.00
    Group II ARM            1010828189         Oct-2007        01-Jan-2007             NY              75.00        292,500.00
    Group II ARM            1010864166         Sep-2007        01-Jan-2007             TX              80.00         52,000.00
    Group II ARM            1010882351         Aug-2007        01-Jan-2007             IL              85.00        310,250.00
    Group II ARM            1010897265         Sep-2007        01-Mar-2007             IN              81.89        104,000.00
    Group II ARM            1010903515         Oct-2007        01-Jan-2007             CA              85.00        369,750.00
    Group II ARM            1010914683         Oct-2007        01-Jan-2007             MA              80.00        260,000.00
    Group II ARM            1010970327         Oct-2007        01-Feb-2007             OH              90.00         76,500.00
    Group II ARM            1010990895         Sep-2007        01-Jan-2007             IL              80.00        412,000.00
    Group II ARM            1011003308         Sep-2007        01-Feb-2007             NY              80.00        440,000.00
    Group II ARM            1011011727         Sep-2007        01-Jan-2007             CA              95.00        327,750.00
    Group II ARM            1011011825         Oct-2007        01-Feb-2007             ID              95.00        224,675.00
    Group II ARM            1011050300         Sep-2007        01-Feb-2007             NV              80.00        180,000.00
    Group II ARM            1011107143         Sep-2007        01-Jan-2007             NE              90.00         72,000.00
    Group II ARM            1011116357         Sep-2007        01-Jan-2007             IN              85.00         69,700.00
    Group II ARM            1011194879         Sep-2007        01-Feb-2007             TX              80.00        660,000.00
    Group II ARM            1011210799         Oct-2007        01-Feb-2007             FL              79.99        330,350.00
    Group II ARM            1011220056         Oct-2007        01-Feb-2007             OH              90.00        136,800.00
    Group II ARM            1011243932         Sep-2007        01-Feb-2007             MN              75.00        202,500.00
    Group II ARM            1011281800         Aug-2007        01-Feb-2007             FL              80.00        240,000.00
    Group II ARM            1011298375         Oct-2007        01-Feb-2007             FL              93.26        180,000.00
    Group II ARM            1011319076         Oct-2007        01-Feb-2007             IN              90.00         74,700.00
    Group II ARM            1011327101         Sep-2007        01-Feb-2007             CA              80.00        456,000.00
    Group II ARM            1011330730         Oct-2007        01-Feb-2007             MD              95.00        575,700.00
    Group II ARM            1011336306         Sep-2007        01-Feb-2007             NY              95.00        617,500.00
    Group II ARM            1011351191         Oct-2007        01-Feb-2007             CA              90.00        414,000.00
    Group II ARM            1011365916         Aug-2007        01-Feb-2007             CA              90.00        407,700.00
    Group II ARM            1011378617         Oct-2007        01-Mar-2007             CA              95.00        266,000.00
    Group II ARM            1011392192         Sep-2007        01-Feb-2007             FL              80.00        392,000.00
    Group II ARM            1011397641         Sep-2007        01-Mar-2007             FL              80.00        117,600.00
    Group II ARM            1011398187         Sep-2007        01-Mar-2007             CA              80.00        799,960.00
    Group II ARM            1011401814         Aug-2007        01-Feb-2007             CA              80.00        420,000.00
    Group II ARM            1011409692         Aug-2007        01-Feb-2007             VA              80.00        460,000.00
    Group II ARM            1011410831         Oct-2007        01-Feb-2007             IN              85.00         62,050.00
    Group II ARM            1011431079         Oct-2007        01-Feb-2007             MD              95.00        329,650.00
    Group II ARM            1011435048         Sep-2007        01-Mar-2007             CA              80.00        260,000.00
    Group II ARM            1011453697         Oct-2007        01-Feb-2007             FL              90.00        184,500.00
    Group II ARM            1011482745         Oct-2007        01-Mar-2007             CA              80.00        335,200.00
    Group II ARM            1011485699         Oct-2007        01-Feb-2007             GA             100.00        180,000.00
    Group II ARM            1011490601         Oct-2007        01-Feb-2007             HI              90.00        490,500.00
    Group II ARM            1011491389         Sep-2007        01-Feb-2007             NY              80.00        492,000.00
    Group II ARM            1011497980         Aug-2007        01-Mar-2007             CA              80.00        348,000.00
    Group II ARM            1011519724         Oct-2007        01-Mar-2007             MN              90.00        562,500.00
    Group II ARM            1011568742         Sep-2007        01-Feb-2007             CA              59.41        505,000.00
    Group II ARM            1011569769         Oct-2007        01-Mar-2007             GA              80.00        188,000.00
    Group II ARM            1011570347         Oct-2007        01-Feb-2007             OH              85.00         63,750.00
    Group II ARM            1011571658         Sep-2007        01-Mar-2007             FL              80.00        144,000.00
    Group II ARM            1011572844         Aug-2007        01-Mar-2007             MN              80.00        704,000.00
    Group II ARM            1011601322         Oct-2007        01-Mar-2007             NY              80.00        800,000.00
    Group II ARM            1011612258         Oct-2007        01-Feb-2007             IL              86.82        415,000.00
    Group II ARM            1011618378         Sep-2007        01-Mar-2007             CA              80.00        420,000.00
    Group II ARM            1011624094         Aug-2007        01-Apr-2007             CA              80.00        784,000.00
    Group II ARM            1011647355         Oct-2007        01-Mar-2007             KY              80.00         64,000.00
    Group II ARM            1011656344         Oct-2007        01-Mar-2007             CA              80.00        700,000.00
    Group II ARM            1011669241         Aug-2007        01-Mar-2007             CA              80.00        412,000.00
    Group II ARM            1011671256         Oct-2007        01-Mar-2007             CA              80.00        312,000.00
    Group II ARM            1011680184         Aug-2007        01-Feb-2007             IL              80.00        252,000.00
    Group II ARM            1011688934         Sep-2007        01-Mar-2007             CA              95.00        454,100.00
    Group II ARM            1011727768         Aug-2007        01-Mar-2007             OH              80.00        103,600.00
    Group II ARM            1011729230         Oct-2007        01-Mar-2007             OH              95.00        285,000.00
    Group II ARM            1011729249         Aug-2007        01-Apr-2007             CA              80.00        540,000.00
    Group II ARM            1011729409         Oct-2007        01-Apr-2007             NY              80.00        624,000.00
    Group II ARM            1011730843         Sep-2007        01-Mar-2007             WI              90.00         94,500.00
    Group II ARM            1011735535         Sep-2007        01-Mar-2007             CA              80.00        272,000.00
    Group II ARM            1011740404         Sep-2007        01-Mar-2007             WI              80.00        119,200.00
    Group II ARM            1011767741         Oct-2007        01-Mar-2007             MS              90.00         75,600.00
    Group II ARM            1011769099         Sep-2007        01-Apr-2007             NJ              90.00        360,000.00
    Group II ARM            1011773397         Sep-2007        01-Mar-2007             CA              95.00        427,500.00
    Group II ARM            1011773921         Sep-2007        01-Mar-2007             CA              95.00        225,150.00
    Group II ARM            1011775000         Aug-2007        01-Mar-2007             CA              95.00        527,250.00
    Group II ARM            1011807164         Aug-2007        01-Mar-2007             CA              94.85        460,000.00
    Group II ARM            1011807663         Oct-2007        01-Mar-2007             CA              80.00        608,000.00
    Group II ARM            1011813987         Oct-2007        01-Mar-2007             CA              80.00        640,000.00
    Group II ARM            1011821594         Oct-2007        01-Mar-2007             CA              80.00        512,000.00
    Group II ARM            1011834688         Aug-2007        01-Mar-2007             CA              80.00        336,000.00
    Group II ARM            1011834722         Sep-2007        01-Mar-2007             CA              80.00        240,000.00
    Group II ARM            1011837747         Sep-2007        01-Mar-2007             FL              80.00        256,000.00
    Group II ARM            1011855520         Sep-2007        01-Apr-2007             CA              80.00        388,000.00
    Group II ARM            1011867722         Aug-2007        01-Mar-2007             CA              95.00        627,950.00
    Group II ARM            1011883410         Sep-2007        01-Mar-2007             CA              80.00        516,000.00
    Group II ARM            1011891312         Sep-2007        01-Mar-2007             IL              95.00        469,300.00
    Group II ARM            1011893551         Sep-2007        01-Mar-2007             MA             100.00        390,000.00
    Group II ARM            1011925090         Sep-2007        01-Mar-2007             CO              80.00        136,800.00
    Group II ARM            1011926231         Oct-2007        01-Mar-2007             WA              80.00        432,000.00
    Group II ARM            1011927702         Oct-2007        01-Mar-2007             TX              80.00        599,200.00
    Group II ARM            1011937032         Oct-2007        01-Mar-2007             CA              80.00        320,000.00
    Group II ARM            1011969649         Aug-2007        01-Mar-2007             CA              80.00        520,000.00
    Group II ARM            1011971262         Sep-2007        01-Mar-2007             NV              80.00        732,000.00
    Group II ARM            1011976356         Oct-2007        01-Apr-2007             WA              80.00        186,400.00
    Group II ARM            1011978853         Aug-2007        01-Apr-2007             CA              85.00        552,500.00
    Group II ARM            1011982937         Oct-2007        01-Mar-2007             CA              80.00        380,000.00
    Group II ARM            1011985211         Aug-2007        01-Apr-2007             FL              80.00        424,000.00
    Group II ARM            1011987905         Sep-2007        01-Mar-2007             CA              95.00        646,000.00
    Group II ARM            1011995790         Aug-2007        01-Mar-2007             CA              80.00        328,000.00
    Group II ARM            1012000318         Aug-2007        01-Mar-2007             CA              80.00        720,000.00
    Group II ARM            1012000693         Aug-2007        01-Mar-2007             CA              80.00        448,000.00
    Group II ARM            1012005313         Sep-2007        01-Apr-2007             FL              80.00        222,400.00
    Group II ARM            1012007785         Sep-2007        01-Apr-2007             NY              80.00        348,000.00
    Group II ARM            1012015204         Aug-2007        01-Mar-2007             TX              90.00         54,000.00
    Group II ARM            1012016926         Oct-2007        01-Apr-2007             WA              75.00        637,500.00
    Group II ARM            1012024141         Oct-2007        01-Apr-2007             CA              80.00        316,000.00
    Group II ARM            1012026407         Aug-2007        01-Feb-2007             CA              80.00        352,000.00
    Group II ARM            1012031561         Aug-2007        01-Mar-2007             CA              80.00        600,000.00
    Group II ARM            1012034381         Aug-2007        01-Mar-2007             CA              80.00        719,200.00
    Group II ARM            1012038804         Sep-2007        01-Mar-2007             CT              80.00        236,000.00
    Group II ARM            1012063606         Sep-2007        01-Apr-2007             CA              62.50        200,000.00
    Group II ARM            1012066444         Sep-2007        01-Apr-2007             CA              80.00        380,000.00
    Group II ARM            1012067014         Sep-2007        01-Mar-2007             CA              80.00        680,000.00
    Group II ARM            1012072099         Sep-2007        01-Apr-2007             CA              80.00        392,000.00
    Group II ARM            1012080188         Aug-2007        01-Apr-2007             CO              90.00        436,500.00
    Group II ARM            1012095083         Aug-2007        01-Apr-2007             CA              80.00        532,000.00
    Group II ARM            1012102636         Aug-2007        01-Apr-2007             CA              80.00        588,000.00
    Group II ARM            1012120297         Sep-2007        01-Apr-2007             CA              80.00        792,000.00
    Group II ARM            1012167415         Aug-2007        01-Apr-2007             CA              80.00        296,800.00
    Group II ARM            1012174540         Oct-2007        01-Apr-2007             CA              80.00        388,000.00
    Group II ARM            1012175317         Aug-2007        01-Apr-2007             UT              80.00        404,000.00
    Group II ARM            1012175344         Sep-2007        01-Apr-2007             CA              80.00        445,600.00
    Group II ARM            1012194403         Aug-2007        01-Apr-2007             CA              80.00        375,200.00
    Group II ARM            1012205035         Oct-2007        01-Apr-2007             NV              80.00        760,000.00
    Group II ARM            1012213437         Aug-2007        01-Apr-2007             CA              80.00        700,000.00
    Group II ARM            1012222052         Sep-2007        01-Apr-2007             CA              80.00      1,040,000.00
    Group II ARM            1012250949         Sep-2007        01-Apr-2007             CA              80.00        400,000.00
    Group II ARM            1012252206         Oct-2007        01-Apr-2007             GA              74.48        198,500.00
    Group II ARM            1012265345         Sep-2007        01-Apr-2007             CA              80.00        448,000.00
    Group II ARM            1012267502         Aug-2007        01-Apr-2007             FL              80.00        368,000.00
    Group II ARM            1012267771         Sep-2007        01-Apr-2007             AZ              75.00      1,200,000.00
    Group II ARM            1012284468         Oct-2007        01-Apr-2007             TX              90.00        220,500.00
    Group II ARM            1012284887         Sep-2007        01-Apr-2007             MA              80.00        176,000.00
    Group II ARM            1012291021         Aug-2007        01-Apr-2007             CA              80.00        548,000.00
    Group II ARM            1012296721         Sep-2007        01-Apr-2007             TN              80.00        109,600.00
    Group II ARM            1012312213         Aug-2007        01-Apr-2007             CA              80.00        560,000.00
    Group II ARM            1012348033         Aug-2007        01-Apr-2007             NJ              80.00        140,000.00
    Group II ARM            1012354524         Aug-2007        01-Apr-2007             CA              80.00        524,000.00
    Group II ARM            1012356121         Aug-2007        01-Apr-2007             PA              90.00        100,800.00
    Group II ARM            1012363612         Aug-2007        01-Apr-2007             GA              90.00        124,200.00
    Group II ARM            1012443117         Aug-2007        01-Apr-2007             AZ              80.00        210,400.00
    Group II ARM            2000274502         Oct-2007        01-Oct-2006             SC              80.00        142,320.00
    Group II ARM            2000274529         Sep-2007        01-Oct-2006             TX              80.00        148,000.00
   Group II Fixed           1008007284         Oct-2007        01-Aug-2006             CA              81.94        295,000.00
   Group II Fixed           1009035297         Sep-2007        01-Oct-2006             OH              90.00         54,000.00
   Group II Fixed           1010669467         Aug-2007        01-Feb-2007             OH              85.00         79,050.00
   Group II Fixed           1010828893         Aug-2007        01-Jan-2007             AR              64.75         90,000.00
   Group II Fixed           1011129325         Sep-2007        01-Jan-2007             FL              80.00        248,000.00
   Group II Fixed           1011450360         Sep-2007        01-Feb-2007             NY              80.00        444,000.00
   Group II Fixed           1011462044         Aug-2007        01-Feb-2007             TX              89.29         50,000.00
   Group II Fixed           1011554016         Sep-2007        01-Mar-2007             AL              90.00        157,500.00
   Group II Fixed           1011595632         Sep-2007        01-Mar-2007             RI              90.00        346,500.00
   Group II Fixed           1011603179         Sep-2007        01-Mar-2007             CA              80.00        608,000.00
   Group II Fixed           1011837612         Aug-2007        01-Mar-2007             IL              80.00        607,112.00
   Group II Fixed           1011878275         Sep-2007        01-Apr-2007             NY              80.00        513,600.00
   Group II Fixed           1011902765         Oct-2007        01-Mar-2007             CA              80.00        500,000.00
   Group II Fixed           1011952924         Aug-2007        01-Mar-2007             NY              80.00        420,000.00
   Group II Fixed           1012034522         Sep-2007        01-Mar-2007             NY              80.00        400,000.00
   Group II Fixed           1012071401         Aug-2007        01-Apr-2007             CA              80.00        432,000.00


           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period (continued)

                                                 Current              Paid                        Current          Approximate
                                   Loan           Actual                To         Months            Loan           Delinquent
        Group                    Number          Balance              Date     Delinquent            Rate             Interest
     Group I ARM             1008297997        61,974.61       01-Apr-2007              4         10.450%             2,568.15
     Group I ARM             1008615359       195,203.57       01-Apr-2007              4          9.900%             7,641.39
     Group I ARM             1008934086       325,799.24       01-May-2007              3          9.250%            11,873.01
     Group I ARM             1009257289       332,054.96       01-Apr-2007              4          9.450%            12,375.47
     Group I ARM             1010215108       107,697.89       01-May-2007              3          9.850%             4,191.66
     Group I ARM             1010265170       403,999.19       01-Feb-2007              6          5.990%             9,241.50
     Group I ARM             1010424285       319,258.23       01-Apr-2007              4         10.200%            12,897.28
     Group I ARM             1010691744       112,363.24       01-Apr-2007              4         10.450%             4,652.55
     Group I ARM             1010878721       201,225.93       01-Apr-2007              4          9.000%             7,121.99
     Group I ARM             1010882100       193,355.92       01-May-2007              3          9.500%             7,248.07
     Group I ARM             1010890565        63,653.19       01-May-2007              3         10.775%             2,723.02
     Group I ARM             1010937061        92,125.22       01-Mar-2007              5         10.775%             3,942.05
     Group I ARM             1010960739        51,180.98       01-May-2007              3          9.350%             1,885.29
     Group I ARM             1011018221        77,456.48       01-May-2007              3          9.850%             3,014.70
     Group I ARM             1011022056        96,243.40       01-May-2007              3         11.025%             4,219.64
     Group I ARM             1011058838        60,216.05       01-May-2007              3         11.175%             2,676.44
     Group I ARM             1011062654       130,700.66       01-May-2007              3          8.838%             4,535.42
     Group I ARM             1011204877       330,141.51       01-Apr-2007              4          9.990%            13,047.90
     Group I ARM             1011220494       199,374.94       01-Apr-2007              4          9.100%             7,139.68
     Group I ARM             1011239028       256,499.97       01-May-2007              3          7.350%             7,320.95
     Group I ARM             1011247616       313,935.40       01-May-2007              3         10.900%            13,593.45
     Group I ARM             1011301209       157,452.22       01-Mar-2007              5         10.150%             6,326.95
     Group I ARM             1011301343       267,608.19       01-Apr-2007              4          9.663%            10,211.52
     Group I ARM             1011313946       190,508.76       01-May-2007              3         10.750%             8,129.89
     Group I ARM             1011315436       107,804.81       01-May-2007              3         10.425%             4,454.39
     Group I ARM             1011315597        58,471.78       01-May-2007              3          9.975%             2,307.66
     Group I ARM             1011351404       278,898.29       01-Apr-2007              4          8.750%             9,587.10
     Group I ARM             1011385529        77,834.40       01-May-2007              3          8.750%             2,672.37
     Group I ARM             1011441442       383,583.80       01-Mar-2007              5         10.250%            15,573.73
     Group I ARM             1011459879       258,942.16       01-Feb-2007              6          8.850%             8,998.73
     Group I ARM             1011505383       177,539.15       01-Apr-2007              4          9.750%             6,839.05
     Group I ARM             1011515988       256,499.97       01-May-2007              3          9.990%            10,142.45
     Group I ARM             1011531416       336,000.00       01-Feb-2007              6          7.725%            10,078.61
     Group I ARM             1011583912        81,487.58       01-Apr-2007              4         10.400%             3,357.09
     Group I ARM             1011614602       179,888.00       01-Apr-2007              4          9.125%             6,460.60
     Group I ARM             1011621346        51,200.00       01-Feb-2007              6         10.250%             2,075.55
     Group I ARM             1011638711       399,790.78       01-Mar-2007              5          8.325%            13,020.88
     Group I ARM             1011648390       255,813.35       01-May-2007              3          8.588%             8,616.62
     Group I ARM             1011672282       278,600.52       01-Apr-2007              4          9.425%            10,344.41
     Group I ARM             1011687196       114,370.91       01-May-2007              3          9.050%             4,073.76
     Group I ARM             1011701198       251,969.30       01-Mar-2007              5         10.850%            10,860.75
     Group I ARM             1011760212        87,953.80       01-Apr-2007              4          8.375%             2,883.69
     Group I ARM             1011761630       263,273.36       01-Apr-2007              4         10.700%            11,175.93
     Group I ARM             1011778631       279,808.20       01-May-2007              3          8.800%             9,672.17
     Group I ARM             1011801188       147,986.42       01-Mar-2007              5          8.825%             5,131.35
     Group I ARM             1011851490       416,077.83       01-Mar-2007              5         10.200%            16,812.81
     Group I ARM             1011887853       367,894.68       01-Apr-2007              4          7.675%            10,993.70
     Group I ARM             1011891811       129,939.96       01-Apr-2007              4          8.750%             4,463.52
     Group I ARM             1011921584       224,500.00       01-Mar-2007              5          9.450%             8,365.64
     Group I ARM             1011923840       297,346.51       01-May-2007              3          9.750%            11,456.19
     Group I ARM             1012005019       486,000.00       01-Mar-2007              5          7.725%            14,612.28
     Group I ARM             1012008427       292,000.00       01-Mar-2007              5          7.575%             8,602.77
     Group I ARM             1012028600       103,400.95       01-Apr-2007              4          9.650%             3,936.37
     Group I ARM             1012115677       150,500.00       01-Mar-2007              5          9.550%             5,663.91
     Group I ARM             1012242352       260,000.00       01-Mar-2007              5          8.850%             9,037.65
     Group I ARM             1012258932       306,000.00       01-Mar-2007              5          9.375%            11,306.86
     Group I ARM             1012368207       109,582.82       01-Apr-2007              4          7.425%             3,160.41
     Group I ARM             1012453418       147,976.05       01-Apr-2007              4          9.925%             5,808.25
    Group I Fixed            1009793770       109,996.53       01-May-2007              3         10.000%             4,349.86
    Group I Fixed            1011557638       259,561.74       01-May-2007              3          8.900%             9,074.21
    Group I Fixed            1011809082       335,928.01       01-Apr-2007              4          8.990%            11,875.67
    Group I Fixed            1012286304        54,945.68       01-May-2007              3          9.500%             2,058.40
     Group II ARM            1008152045       264,738.30       01-May-2007              3          8.100%             8,378.34
     Group II ARM            1008529265       583,837.50       01-May-2007              3          8.990%            20,643.69
     Group II ARM            1008646655       474,999.91       01-Apr-2007              4          7.790%            14,428.10
     Group II ARM            1009042868       161,142.92       01-Apr-2007              4          8.625%             5,451.14
     Group II ARM            1009371823        76,116.57       01-Apr-2007              4          9.475%             2,841.91
     Group II ARM            1009405146       290,293.32       01-Apr-2007              4          7.050%             7,912.97
     Group II ARM            1009446682       367,671.78       01-Apr-2007              4          9.750%            14,162.92
     Group II ARM            1009525061       348,000.00       01-Mar-2007              5          8.425%            11,491.25
     Group II ARM            1009537138       750,000.00       01-May-2007              3          9.275%            27,421.90
     Group II ARM            1009634158       297,139.16       01-Apr-2007              4          9.250%            10,826.37
     Group II ARM            1009715524       382,841.37       01-May-2007              3          7.525%            11,198.23
     Group II ARM            1009742996       471,881.07       01-Apr-2007              4          8.990%            16,681.45
     Group II ARM            1009867888       246,453.97       01-Feb-2007              6          9.450%             9,181.89
     Group II ARM            1009884128       422,517.06       01-May-2007              3          8.825%            14,649.15
     Group II ARM            1009918048       211,599.95       01-May-2007              3          8.825%             7,339.85
     Group II ARM            1009946712       561,880.74       01-Apr-2007              4          9.575%            21,233.95
     Group II ARM            1010096059       422,749.96       01-Apr-2007              4         10.050%            16,821.90
     Group II ARM            1010216973       482,357.78       01-Apr-2007              4          7.625%            14,287.28
     Group II ARM            1010268186       206,728.84       01-May-2007              3          8.990%             7,309.72
     Group II ARM            1010276701       221,740.61       01-May-2007              3         10.350%             9,092.66
     Group II ARM            1010378717        93,267.20       01-May-2007              3         10.400%             3,843.96
     Group II ARM            1010387388       134,699.54       01-Apr-2007              4         10.050%             5,352.49
     Group II ARM            1010409569       500,558.60       01-Feb-2007              6          9.350%            18,439.59
     Group II ARM            1010420804       354,643.70       01-May-2007              3          9.675%            13,544.20
     Group II ARM            1010442318       152,786.96       01-May-2007              3          9.300%             5,599.86
     Group II ARM            1010449605       399,435.88       01-May-2007              3          8.100%            12,641.46
     Group II ARM            1010455401       116,995.44       01-May-2007              3          8.900%             4,094.85
     Group II ARM            1010466998        76,275.18       01-May-2007              3         11.525%             3,501.44
     Group II ARM            1010504411     1,000,000.00       01-Apr-2007              4          9.350%            36,875.00
     Group II ARM            1010522865       439,346.85       01-May-2007              3          7.125%            12,118.61
     Group II ARM            1010541522       251,017.92       01-Apr-2007              4          9.990%             9,911.56
     Group II ARM            1010557809       215,821.44       01-Apr-2007              4          9.150%             7,773.59
     Group II ARM            1010630418       219,685.82       01-Apr-2007              4          8.990%             7,766.16
     Group II ARM            1010676681       186,657.75       01-Mar-2007              5          9.900%             7,296.88
     Group II ARM            1010710395        85,292.95       01-May-2007              3          9.650%             3,248.54
     Group II ARM            1010728545       620,331.61       01-May-2007              3          9.025%            22,024.91
     Group II ARM            1010733138       483,640.80       01-Feb-2007              6          7.500%            14,052.76
     Group II ARM            1010743467       318,933.70       01-May-2007              3          8.100%            10,085.68
     Group II ARM            1010750181       107,799.59       01-May-2007              3         10.900%             4,667.72
     Group II ARM            1010755382       337,513.80       01-May-2007              3          9.275%            12,326.99
     Group II ARM            1010757674       738,216.31       01-May-2007              3          8.425%            24,344.90
     Group II ARM            1010787017       135,821.26       01-Apr-2007              4          8.175%             4,339.75
     Group II ARM            1010794205       359,477.42       01-May-2007              3          8.000%            11,226.97
     Group II ARM            1010819117       202,291.41       01-Feb-2007              6          9.300%             7,397.69
     Group II ARM            1010828189       292,226.64       01-May-2007              3          9.500%            10,954.27
     Group II ARM            1010864166        51,894.25       01-Apr-2007              4          9.400%             1,921.37
     Group II ARM            1010882351       309,997.61       01-Feb-2007              6         10.438%            12,809.65
     Group II ARM            1010897265       103,855.50       01-Apr-2007              4          8.400%             3,412.06
     Group II ARM            1010903515       369,410.76       01-Mar-2007              5          7.800%            11,222.15
     Group II ARM            1010914683       259,617.12       01-May-2007              3          7.950%             8,054.07
     Group II ARM            1010970327        76,399.23       01-Apr-2007              4         10.075%             3,043.88
     Group II ARM            1010990895       410,789.78       01-Apr-2007              4          7.600%            12,125.01
     Group II ARM            1011003308       439,861.59       01-Feb-2007              6          7.675%            13,128.91
     Group II ARM            1011011727       327,513.16       01-Apr-2007              4          9.600%            12,411.26
     Group II ARM            1011011825       224,227.67       01-May-2007              3          9.500%             8,399.92
     Group II ARM            1011050300       179,862.33       01-Apr-2007              4          8.425%             5,934.58
     Group II ARM            1011107143        71,925.65       01-Mar-2007              5         11.250%             3,217.09
     Group II ARM            1011116357        69,659.23       01-Apr-2007              4         10.300%             2,843.13
     Group II ARM            1011194879       658,728.72       01-Apr-2007              4          8.250%            21,229.45
     Group II ARM            1011210799       330,199.00       01-Apr-2007              4         10.150%            13,270.50
     Group II ARM            1011220056       136,586.62       01-May-2007              3         10.650%             5,771.81
     Group II ARM            1011243932       202,182.08       01-Apr-2007              4         10.700%             8,582.42
     Group II ARM            1011281800       240,000.00       01-Feb-2007              6          7.800%             7,300.00
     Group II ARM            1011298375       179,540.40       01-May-2007              3          8.300%             5,827.42
     Group II ARM            1011319076        74,601.08       01-Apr-2007              4         10.050%             2,964.45
     Group II ARM            1011327101       456,000.00       01-Apr-2007              4          7.975%            14,202.50
     Group II ARM            1011330730       575,624.04       01-Mar-2007              5          9.675%            21,999.66
     Group II ARM            1011336306       617,092.33       01-Apr-2007              4          8.925%            21,647.85
     Group II ARM            1011351191       413,636.93       01-May-2007              3          8.950%            14,556.91
     Group II ARM            1011365916       407,641.79       01-Mar-2007              5          9.475%            15,239.63
     Group II ARM            1011378617       265,917.35       01-May-2007              3          8.550%             8,917.42
     Group II ARM            1011392192       391,702.52       01-Mar-2007              5          7.025%            10,632.93
     Group II ARM            1011397641       117,529.91       01-Apr-2007              4          7.875%             3,608.29
     Group II ARM            1011398187       799,553.61       01-Apr-2007              4          8.425%            26,381.40
     Group II ARM            1011401814       419,862.94       01-Mar-2007              5          7.325%            11,931.89
     Group II ARM            1011409692       459,860.92       01-Feb-2007              6          7.813%            13,990.73
     Group II ARM            1011410831        62,011.12       01-May-2007              3         10.075%             2,473.19
     Group II ARM            1011431079       329,425.67       01-May-2007              3          9.800%            12,760.78
     Group II ARM            1011435048       259,824.62       01-Apr-2007              4          7.475%             7,543.44
     Group II ARM            1011453697       184,403.08       01-May-2007              3         10.650%             7,796.63
     Group II ARM            1011482745       334,445.25       01-May-2007              3          7.475%             9,704.93
     Group II ARM            1011485699       179,697.41       01-May-2007              3         10.300%             7,331.29
     Group II ARM            1011490601       490,100.55       01-May-2007              3          9.200%            17,758.71
     Group II ARM            1011491389       491,828.07       01-Apr-2007              4          8.225%            15,825.04
     Group II ARM            1011497980       347,736.51       01-Mar-2007              5          7.400%             9,966.60
     Group II ARM            1011519724       562,053.91       01-May-2007              3          8.300%            18,256.89
     Group II ARM            1011568742       504,999.97       01-Apr-2007              4          9.100%            18,095.80
     Group II ARM            1011569769       187,868.33       01-May-2007              3          8.725%             6,435.34
     Group II ARM            1011570347        63,631.44       01-May-2007              3          9.825%             2,469.98
     Group II ARM            1011571658       143,932.52       01-Apr-2007              4          8.700%             4,914.16
     Group II ARM            1011572844       703,790.92       01-Mar-2007              5          7.875%            21,600.75
     Group II ARM            1011601322       799,606.67       01-May-2007              3          7.325%            22,731.23
     Group II ARM            1011612258       414,584.54       01-May-2007              3          8.500%            13,812.38
     Group II ARM            1011618378       419,763.75       01-Apr-2007              4          8.075%            13,237.41
     Group II ARM            1011624094       784,000.00       01-Mar-2007              5          8.925%            27,459.78
     Group II ARM            1011647355        63,900.72       01-May-2007              3          9.300%             2,340.54
     Group II ARM            1011656344       700,000.00       01-May-2007              3          7.275%            19,760.40
     Group II ARM            1011669241       412,000.00       01-Feb-2007              6          6.975%            11,104.99
     Group II ARM            1011671256       311,677.26       01-May-2007              3          7.375%             8,921.98
     Group II ARM            1011680184       251,803.41       01-Feb-2007              6          7.250%             7,053.78
     Group II ARM            1011688934       454,099.46       01-Apr-2007              4          7.750%            13,717.60
     Group II ARM            1011727768       103,542.81       01-Mar-2007              5          8.950%             3,637.35
     Group II ARM            1011729230       284,724.38       01-Apr-2007              4          9.600%            10,779.76
     Group II ARM            1011729249       540,000.00       01-Mar-2007              5          8.500%            17,981.96
     Group II ARM            1011729409       623,061.58       01-May-2007              3          7.450%            18,015.23
     Group II ARM            1011730843        94,422.09       01-Apr-2007              4         10.350%             3,870.32
     Group II ARM            1011735535       271,820.25       01-Mar-2007              5          8.075%             8,556.20
     Group II ARM            1011740404       119,102.70       01-Apr-2007              4          6.875%             3,159.83
     Group II ARM            1011767741        75,600.00       01-Feb-2007              6          9.350%             2,780.55
     Group II ARM            1011769099       359,927.54       01-Apr-2007              4          9.200%            13,039.33
     Group II ARM            1011773397       427,436.89       01-Apr-2007              4          7.550%            12,550.26
     Group II ARM            1011773921       225,044.48       01-Apr-2007              4          8.700%             7,683.50
     Group II ARM            1011775000       527,208.06       01-Mar-2007              5          9.190%            19,083.14
     Group II ARM            1011807164       460,000.00       01-Feb-2007              6          6.950%            12,350.79
     Group II ARM            1011807663       607,740.62       01-May-2007              3          7.700%            18,226.92
     Group II ARM            1011813987       640,000.00       01-May-2007              3          6.850%            16,933.30
     Group II ARM            1011821594       510,919.78       01-May-2007              3          7.800%            15,518.15
     Group II ARM            1011834688       336,000.00       01-Feb-2007              6          8.875%            11,711.78
     Group II ARM            1011834722       239,820.77       01-Apr-2007              4          7.425%             6,912.66
     Group II ARM            1011837747       255,941.68       01-Apr-2007              4          8.275%             8,288.55
     Group II ARM            1011855520       387,851.42       01-Apr-2007              4          7.025%            10,532.57
     Group II ARM            1011867722       627,910.74       01-Mar-2007              5          9.800%            24,325.31
     Group II ARM            1011883410       515,771.82       01-Apr-2007              4          6.500%            12,885.59
     Group II ARM            1011891312       469,089.60       01-Apr-2007              4          8.850%            16,309.20
     Group II ARM            1011893551       389,913.02       01-Apr-2007              4         11.150%            17,296.43
     Group II ARM            1011925090       136,800.00       01-Feb-2007              6          8.825%             4,743.05
     Group II ARM            1011926231       431,830.74       01-May-2007              3          7.925%            13,356.19
     Group II ARM            1011927702       597,830.57       01-May-2007              3          7.400%            17,160.89
     Group II ARM            1011937032       319,902.25       01-May-2007              3          8.575%            10,761.13
     Group II ARM            1011969649       519,999.99       01-Mar-2007              5          6.250%            12,458.30
     Group II ARM            1011971262       731,608.66       01-Apr-2007              4          8.250%            23,605.54
     Group II ARM            1011976356       186,355.03       01-May-2007              3          8.125%             5,919.20
     Group II ARM            1011978853       552,500.00       01-Mar-2007              5          7.775%            16,726.95
     Group II ARM            1011982937       379,787.57       01-May-2007              3          6.975%            10,242.50
     Group II ARM            1011985211       424,000.00       01-Mar-2007              5          7.725%            12,764.15
     Group II ARM            1011987905       645,636.62       01-Apr-2007              4          8.075%            20,360.38
     Group II ARM            1011995790       328,000.00       01-Mar-2007              5          8.990%            11,603.00
     Group II ARM            1012000318       719,831.90       01-Mar-2007              5          8.700%            24,570.82
     Group II ARM            1012000693       447,945.63       01-Mar-2007              5          8.100%            14,177.93
     Group II ARM            1012005313       222,382.54       01-Apr-2007              4          9.225%             8,082.60
     Group II ARM            1012007785       347,949.42       01-Apr-2007              4          7.625%            10,325.18
     Group II ARM            1012015204        54,000.00       01-Feb-2007              6         11.075%             2,378.92
     Group II ARM            1012016926       637,029.64       01-May-2007              3          7.125%            17,571.49
     Group II ARM            1012024141       315,736.06       01-May-2007              3          8.325%            10,291.87
     Group II ARM            1012026407       351,763.10       01-Mar-2007              5          7.450%            10,172.47
     Group II ARM            1012031561       600,000.00       01-Feb-2007              6          7.750%            18,125.00
     Group II ARM            1012034381       719,200.00       01-Feb-2007              6          9.200%            26,060.50
     Group II ARM            1012038804       235,734.40       01-Apr-2007              4          8.875%             8,211.95
     Group II ARM            1012063606       200,000.00       01-Mar-2007              5          9.500%             7,494.39
     Group II ARM            1012066444       380,000.00       01-Mar-2007              5          8.225%            12,231.25
     Group II ARM            1012067014       679,725.51       01-Apr-2007              4          6.750%            17,690.30
     Group II ARM            1012072099       392,000.00       01-Apr-2007              4          7.375%            11,229.20
     Group II ARM            1012080188       436,500.00       01-Mar-2007              5          8.325%            14,195.52
     Group II ARM            1012095083       532,000.00       01-Mar-2007              5          9.200%            19,278.81
     Group II ARM            1012102636       588,000.00       01-Mar-2007              5          8.000%            18,375.00
     Group II ARM            1012120297       792,000.00       01-Apr-2007              4          7.775%            24,007.50
     Group II ARM            1012167415       296,800.00       01-Mar-2007              5          8.175%             9,486.88
     Group II ARM            1012174540       387,901.07       01-Apr-2007              4          8.400%            12,758.49
     Group II ARM            1012175317       404,000.00       01-Mar-2007              5          9.150%            14,556.07
     Group II ARM            1012175344       445,399.99       01-Apr-2007              4          8.725%            15,264.25
     Group II ARM            1012194403       375,200.00       01-Mar-2007              5          6.425%             9,262.75
     Group II ARM            1012205035       759,851.62       01-May-2007              3          8.675%            25,877.31
     Group II ARM            1012213437       700,000.00       01-Mar-2007              5          8.600%            23,625.00
     Group II ARM            1012222052     1,040,000.00       01-Apr-2007              4          7.550%            30,550.00
     Group II ARM            1012250949       400,000.00       01-Apr-2007              4          7.525%            11,707.58
     Group II ARM            1012252206       198,452.89       01-May-2007              3         10.950%             8,638.85
     Group II ARM            1012265345       448,000.00       01-Mar-2007              5          7.275%            12,606.99
     Group II ARM            1012267502       368,000.00       01-Mar-2007              5          8.075%            11,609.23
     Group II ARM            1012267771     1,199,815.47       01-Apr-2007              4          7.475%            34,853.30
     Group II ARM            1012284468       220,452.75       01-Apr-2007              4          8.990%             7,574.93
     Group II ARM            1012284887       176,000.00       01-Mar-2007              5          8.425%             5,797.18
     Group II ARM            1012291021       548,000.00       01-Mar-2007              5          8.250%            17,695.85
     Group II ARM            1012296721       109,600.00       01-Mar-2007              5          8.675%             3,731.78
     Group II ARM            1012312213       560,000.00       01-Mar-2007              5          7.950%            17,374.29
     Group II ARM            1012348033       140,000.00       01-Mar-2007              5          8.300%             4,545.16
     Group II ARM            1012354524       524,000.00       01-Mar-2007              5          7.700%            15,700.12
     Group II ARM            1012356121       100,800.00       01-Mar-2007              5          9.050%             3,583.15
     Group II ARM            1012363612       124,200.00       01-Mar-2007              5         10.525%             5,179.60
     Group II ARM            1012443117       210,400.00       01-Mar-2007              5          7.625%             6,242.57
     Group II ARM            2000274502       141,692.28       01-Apr-2007              4          8.875%             4,935.55
     Group II ARM            2000274529       147,806.23       01-Apr-2007              4          9.525%             5,554.88
    Group II Fixed           1008007284       294,189.39       01-May-2007              3          8.250%             9,494.38
    Group II Fixed           1009035297        53,831.21       01-Apr-2007              4         10.075%             2,144.61
    Group II Fixed           1010669467        79,015.77       01-Feb-2007              6         10.100%             3,153.59
    Group II Fixed           1010828893        89,916.34       01-Feb-2007              6          9.788%             3,471.41
    Group II Fixed           1011129325       247,811.13       01-Apr-2007              4          9.425%             9,210.07
    Group II Fixed           1011450360       443,665.40       01-Apr-2007              4          8.475%            14,731.25
    Group II Fixed           1011462044        49,882.65       01-Feb-2007              6         10.300%             2,012.25
    Group II Fixed           1011554016       157,500.00       01-Feb-2007              6          9.975%             6,212.93
    Group II Fixed           1011595632       346,367.12       01-Apr-2007              4          9.375%            12,800.85
    Group II Fixed           1011603179       607,635.05       01-Apr-2007              4          7.850%            18,591.76
    Group II Fixed           1011837612       607,112.00       01-Feb-2007              6          7.650%            18,057.83
    Group II Fixed           1011878275       513,600.00       01-Mar-2007              5          7.850%            15,709.95
    Group II Fixed           1011902765       499,999.98       01-May-2007              3          8.075%            15,781.25
    Group II Fixed           1011952924       419,822.55       01-Mar-2007              5          8.025%            13,147.88
    Group II Fixed           1012034522       400,000.00       01-Feb-2007              6          7.725%            12,022.74
    Group II Fixed           1012071401       432,000.00       01-Mar-2007              5          8.975%            15,241.71


              Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period



 Summary                                                            12 Month Bankruptcy History*
 New Bankruptcy Loans                                             Month    Bankruptcy Percentage
     Loans in Bankruptcy                      15                  Nov-06            0.000%
     Original Principal Balance     2,705,120.00                  Dec-06            0.000%
     Current Actual Balance         2,700,869.39                  Jan-07            0.000%
                                                                  Feb-07            0.000%
 Current Bankruptcy Total                                         Mar-07            0.000%
     Loans in Bankruptcy                      29                  Apr-07            0.000%
     Original Principal Balance     6,150,710.00                  May-07            0.000%
     Current Actual Balance         6,141,756.14                  Jun-07            0.161%
                                                                  Jul-07            0.202%
                                                                  Aug-07            0.145%
                                                                  Sep-07            0.355%
                                                                  Oct-07            0.603%

                                                               *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                               remittance report can be viewed online at www.ctslink.com.


 Group I ARM                                                        12 Month Bankruptcy History*
 New Bankruptcy Loans                                             Month    Bankruptcy Percentage
     Loans in Bankruptcy                       4                  Nov-06            0.000%
     Original Principal Balance       396,200.00                  Dec-06            0.000%
     Current Actual Balance           395,902.63                  Jan-07            0.000%
                                                                  Feb-07            0.000%
 Current Bankruptcy Total                                         Mar-07            0.000%
     Loans in Bankruptcy                       5                  Apr-07            0.000%
     Original Principal Balance       690,700.00                  May-07            0.000%
     Current Actual Balance           690,139.52                  Jun-07            0.100%
                                                                  Jul-07            0.101%
                                                                  Aug-07            0.000%
                                                                  Sep-07            0.158%
                                                                  Oct-07            0.371%

                                                               *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                               remittance report can be viewed online at www.ctslink.com.


 Group I Fixed                                                      12 Month Bankruptcy History*
 New Bankruptcy Loans                                             Month    Bankruptcy Percentage
     Loans in Bankruptcy                       2                  Nov-06            0.000%
     Original Principal Balance       291,000.00                  Dec-06            0.000%
     Current Actual Balance           290,712.23                  Jan-07            0.000%
                                                                  Feb-07            0.000%
 Current Bankruptcy Total                                         Mar-07            0.000%
     Loans in Bankruptcy                       4                  Apr-07            0.000%
     Original Principal Balance       370,000.00                  May-07            0.000%
     Current Actual Balance           369,652.77                  Jun-07            0.079%
                                                                  Jul-07            0.080%
                                                                  Aug-07            0.028%
                                                                  Sep-07            0.148%
                                                                  Oct-07            0.695%

                                                               *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                               remittance report can be viewed online at www.ctslink.com.


 Group II ARM                                                       12 Month Bankruptcy History*
 New Bankruptcy Loans                                             Month    Bankruptcy Percentage
     Loans in Bankruptcy                       8                  Nov-06            0.000%
     Original Principal Balance     1,689,920.00                  Dec-06            0.000%
     Current Actual Balance         1,686,254.53                  Jan-07            0.000%
                                                                  Feb-07            0.000%
 Current Bankruptcy Total                                         Mar-07            0.000%
     Loans in Bankruptcy                      14                  Apr-07            0.000%
     Original Principal Balance     3,791,010.00                  May-07            0.000%
     Current Actual Balance         3,784,789.13                  Jun-07            0.158%
                                                                  Jul-07            0.159%
                                                                  Aug-07            0.115%
                                                                  Sep-07            0.369%
                                                                  Oct-07            0.613%

                                                               *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                               remittance report can be viewed online at www.ctslink.com.


 Group II Fixed                                                     12 Month Bankruptcy History*
 New Bankruptcy Loans                                             Month    Bankruptcy Percentage
     Loans in Bankruptcy                       1                  Nov-06            0.000%
     Original Principal Balance       328,000.00                  Dec-06            0.000%
     Current Actual Balance           328,000.00                  Jan-07            0.000%
                                                                  Feb-07            0.000%
 Current Bankruptcy Total                                         Mar-07            0.000%
     Loans in Bankruptcy                       6                  Apr-07            0.000%
     Original Principal Balance     1,299,000.00                  May-07            0.000%
     Current Actual Balance         1,297,174.72                  Jun-07            0.275%
                                                                  Jul-07            0.525%
                                                                  Aug-07            0.464%
                                                                  Sep-07            0.597%
                                                                  Oct-07            0.803%

                                                               *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                               remittance report can be viewed online at www.ctslink.com.



           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period

         Group                      Loan     Month Loan          First        State            LTV at           Original
                                  Number        Entered        Payment                     Origination         Principal
                                             Bankruptcy           Date                                           Balance
      Group I ARM             1010563712       Oct-2007    01-Dec-2006           AL              90.00        143,100.00
      Group I ARM             1010691316       Sep-2007    01-Jan-2007           FL              95.00        294,500.00
      Group I ARM             1010744956       Oct-2007    01-Jan-2007           MI              90.00        107,100.00
      Group I ARM             1010870701       Oct-2007    01-Feb-2007           AR              85.00         51,000.00
      Group I ARM             1011234121       Oct-2007    01-Feb-2007           MI              95.00         95,000.00
     Group I Fixed            1008385605       Oct-2007    01-Aug-2006           GA              20.00         15,000.00
     Group I Fixed            1011040517       Oct-2007    01-Jan-2007           MD              20.00         44,000.00
     Group I Fixed            1011184425       Oct-2007    01-Feb-2007           RI              95.00        247,000.00
     Group I Fixed            1012159451       Sep-2007    01-Apr-2007           NV              20.00         64,000.00
      Group II ARM            1008570780       Sep-2007    01-Aug-2006           OR              95.00        702,050.00
      Group II ARM            1008608651       Oct-2007    01-Sep-2006           WI              80.79        153,500.00
      Group II ARM            1009916950       Oct-2007    01-Nov-2006           GA              90.00        265,500.00
      Group II ARM            1010264457       Oct-2007    01-Dec-2006           IN              95.00        123,500.00
      Group II ARM            1010417051       Oct-2007    01-Mar-2007           KY              79.82         91,000.00
      Group II ARM            1010586939       Oct-2007    01-Dec-2006           RI              94.27        518,500.00
      Group II ARM            1011106894       Sep-2007    01-Feb-2007           NY              89.31        585,000.00
      Group II ARM            1011519190       Sep-2007    01-Feb-2007           CA              80.00        400,000.00
      Group II ARM            1011546115       Sep-2007    01-Mar-2007           MI              90.00         50,040.00
      Group II ARM            1011573344       Sep-2007    01-Mar-2007           LA              80.00        108,000.00
      Group II ARM            1011651991       Oct-2007    01-Mar-2007           CA              80.00        340,000.00
      Group II ARM            1011883027       Oct-2007    01-Mar-2007           GA              85.00        115,600.00
      Group II ARM            1012159549       Sep-2007    01-Apr-2007           NV              80.00        256,000.00
      Group II ARM            2000274582       Oct-2007    01-Oct-2006           ID              80.00         82,320.00
     Group II Fixed           1008113034       Sep-2007    01-Aug-2006           CA              85.00        250,750.00
     Group II Fixed           1010478011       Sep-2007    01-Feb-2007           AZ              75.00        206,250.00
     Group II Fixed           1012048535       Sep-2007    01-Apr-2007           IL              20.00         86,400.00
     Group II Fixed           1012048848       Aug-2007    01-Apr-2007           IL              80.00        345,600.00
     Group II Fixed           1012295839       Jul-2007    01-Apr-2007           TX              20.00         82,000.00
     Group II Fixed           1012295982       Oct-2007    01-Apr-2007           TX              80.00        328,000.00


           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period (continued)

        Group                     Loan            Current        Paid To       Months          Current       Approximate
                                Number             Actual           Date    Delinquent       Loan Rate        Delinquent
                                                  Balance                                                       Interest
     Group I ARM            1010563712         142,929.45    01-Jul-2007           1           10.463%          3,559.49
     Group I ARM            1010691316         294,236.89    01-May-2007           3            9.650%         11,213.62
     Group I ARM            1010744956         107,038.17    01-Apr-2007           4           10.375%          4,402.22
     Group I ARM            1010870701          50,975.58    01-Apr-2007           4           10.000%          2,016.80
     Group I ARM            1011234121          94,959.43    01-Apr-2007           4           10.375%          3,905.46
    Group I Fixed           1008385605          14,940.54    01-Jun-2007           2           12.700%            607.32
    Group I Fixed           1011040517          43,916.37    01-Jun-2007           2           11.650%          1,631.40
    Group I Fixed           1011184425         246,795.86    01-May-2007           3            9.150%          8,891.15
    Group I Fixed           1012159451          64,000.00    01-Mar-2007           5           11.600%          2,956.24
     Group II ARM           1008570780         702,050.00    01-Sep-2007           0            7.300%          7,956.56
     Group II ARM           1008608651         152,994.88    01-Aug-2007           0            8.700%          2,091.06
     Group II ARM           1009916950         264,976.91    01-Feb-2007           6            9.550%          9,966.24
     Group II ARM           1010264457         123,132.05    01-May-2007           3            9.550%          4,638.30
     Group II ARM           1010417051          90,662.06    01-Sep-2007           0            9.250%          1,322.50
     Group II ARM           1010586939         517,399.30    01-Jun-2007           2            7.975%         12,885.98
     Group II ARM           1011106894         585,000.00    01-May-2007           3            7.825%         17,854.70
     Group II ARM           1011519190         399,999.97    01-Sep-2007           0            7.975%          4,983.32
     Group II ARM           1011546115          49,992.63    01-Apr-2007           4           11.600%          2,309.90
     Group II ARM           1011573344         105,492.00    01-Aug-2007           0           10.700%          1,792.82
     Group II ARM           1011651991         340,000.00    01-Feb-2007           6            7.975%         10,574.09
     Group II ARM           1011883027         115,506.72    01-Apr-2007           4           10.450%          4,782.76
     Group II ARM           1012159549         256,000.00    01-Mar-2007           5            8.200%          8,213.30
     Group II ARM           2000274582          81,582.61    01-Oct-2007         (1)            8.075%            515.36
    Group II Fixed          1008113034         249,721.12    01-Aug-2007           0            7.800%          3,037.77
    Group II Fixed          1010478011         205,528.51    01-Sep-2007           0            6.575%          2,081.43
    Group II Fixed          1012048535          86,325.09    01-Jun-2007           2           12.000%          3,307.65
    Group II Fixed          1012048848         345,600.00    01-May-2007           3            8.520%         11,548.80
    Group II Fixed          1012295839          82,000.00    01-Mar-2007           5            9.800%          3,171.55
    Group II Fixed          1012295982         328,000.00    01-Mar-2007           5            8.450%         10,838.07

               Realized Loss Detail Report - Loans with Losses during Current Period


Summary
                                   # Loans              Prior          Realized            Current
                                      with             Actual       Loss/(Gain)               Loss
         Group                      Losses            Balance            Amount         Percentage
      Group I ARM                        0               0.00              0.00             0.000%
     Group I Fixed                       0               0.00              0.00             0.000%
      Group II ARM                       0               0.00              0.00             0.000%
     Group II Fixed                      0               0.00              0.00             0.000%
         Total                           0               0.00              0.00             0.000%



               Realized Loss Loan Detail Report - Loans With Losses during Current Period

                                                  Original          Current
                                  Loan           Principal             Note                          LTV at         Original
       Group                    Number             Balance             Rate           State     Origination             Term

                                                    No Losses this Period


              Realized Loss Loan Detail Report - Loans With Losses during Current Period (continued)

                                                    Prior                           Cumulative
                                  Loan             Actual          Realized           Realized
       Group                    Number            Balance       Loss/(Gain)        Loss/(Gain)

                                     No Losses this Period

                                                   Realized Loss Report - Collateral


    Summary - No Realized Loss Information to report this period.

    Group I ARM - No Realized Loss Information to report this period.

    Group I Fixed - No Realized Loss Information to report this period.

    Group II ARM - No Realized Loss Information to report this period.

    Group II Fixed - No Realized Loss Information to report this period.

Calculation Methodology:
Monthly Default Rate (MDR): sum(Beg Scheduled Balance of Liquidated Loans)/ sum(Beg Scheduled Balance).
Conditional Default Rate (CDR): 1-((1-MDR)^12)
SDA Standard Default Assumption: If WAS is less than or equal to 30 then CDR / (WAS * 0.02) else if WAS is greater than 30 and less than or equal to 60 then CDR / 0.6 else if WAS is greater than 60 and less than or equal to 120 then CDR / (0.6 -
((WAS - 60) * 0.0095)) else if WAS is greater than 120 then CDR / 0.03
Cumulative Loss Severity: Sum (Realized Losses) / Sum (Ending Actual Balance for loans that have experienced a loss).











                  Prepayment Detail - Prepayments during Current Period
Summary
                                      Loans Paid In Full                               Repurchased Loans


                                             Original            Current                      Original           Current
                                            Principal          Scheduled                     Principal         Scheduled
         Group               Count            Balance            Balance      Count            Balance           Balance
      Group I ARM                5         710,287.00         709,729.72          0               0.00              0.00
     Group I Fixed               3         103,318.00         103,099.50          0               0.00              0.00
     Group II ARM               16       2,798,050.00       2,787,543.55          0               0.00              0.00
    Group II Fixed               6         629,680.00         628,290.77          0               0.00              0.00
         Total                  30       4,241,335.00       4,228,663.54          0               0.00              0.00

                Prepayment Detail - Prepayments during Current Period (continued)

Summary
                                Substitution Loans                           Liquidated Loans                   Curtailments

                                        Original        Current                    Original         Current
                                       Principal      Scheduled                   Principal       Scheduled      Curtailment
       Group             Count           Balance        Balance      Count          Balance         Balance           Amount
    Group I ARM              0              0.00           0.00          0             0.00            0.00         2,825.58
   Group I Fixed             0              0.00           0.00          0             0.00            0.00         3,414.97
    Group II ARM             0              0.00           0.00          0             0.00            0.00        13,971.36
   Group II Fixed            0              0.00           0.00          0             0.00            0.00         4,670.98
       Total                 0              0.00           0.00          0             0.00            0.00        24,882.89


                  Prepayment Loan Detail - Prepayments during Current Period
                                                                                     First          Original
                                   Loan                          LTV at            Payment         Principal        Prepayment
        Group                    Number         State       Origination               Date           Balance            Amount
     Group I ARM             1010577976            NJ              70.00       01-Jan-2007        292,600.00        292,600.00
     Group I ARM             1010640755            MI              85.00       01-Dec-2006         89,250.00         88,824.74
     Group I ARM             1011006207            TN              89.51       01-Jan-2007        145,000.00        145,000.00
     Group I ARM             1011760383            MO              71.43       01-Mar-2007        125,000.00        125,000.00
     Group I ARM             1011921628            TX              85.00       01-Mar-2007         58,437.00         58,239.17
    Group I Fixed            1011882322            NC              20.00       01-Mar-2007         33,520.00         33,441.42
    Group I Fixed            1012035512            WI              20.00       01-Apr-2007         49,000.00         48,894.43
    Group I Fixed            1012312874            TX              20.00       01-Apr-2007         20,798.00         20,729.05
     Group II ARM            1008511577            GA              85.00       01-Sep-2006        114,750.00        114,424.99
     Group II ARM            1008690883            MA              29.41       01-Sep-2006        100,000.00         99,167.80
     Group II ARM            1009128115            TX              80.00       01-Oct-2006         84,800.00         83,940.83
     Group II ARM            1009597741            GA              80.00       01-Oct-2006        107,200.00        106,850.17
     Group II ARM            1009727389            OR              80.00       01-Oct-2006        140,000.00        138,806.30
     Group II ARM            1009759576            NY              59.09       01-Nov-2006        260,000.00        257,281.54
     Group II ARM            1010160791            NJ              90.00       01-Dec-2006        135,000.00        134,134.42
     Group II ARM            1010856969            NV              90.00       01-Jan-2007        351,000.00        350,397.11
     Group II ARM            1011082730            MD              94.00       01-Feb-2007        197,400.00        196,913.50
     Group II ARM            1011206410            IA              50.00       01-Feb-2007         60,000.00         59,766.86
     Group II ARM            1011219184            IL              85.00       01-Mar-2007        204,000.00        203,647.28
     Group II ARM            1011339189            MD             100.00       01-Feb-2007        214,000.00        213,530.26
     Group II ARM            1011386074            AZ              80.00       01-Feb-2007        112,000.00        111,798.35
     Group II ARM            1011615594            GA              80.00       01-Mar-2007        264,000.00        263,139.92
     Group II ARM            1011677544            RI              37.94       01-Mar-2007        129,000.00        128,416.79
     Group II ARM            1011767046            MI              95.00       01-Mar-2007        324,900.00        324,210.86
    Group II Fixed           1011416489            OH              62.50       01-Feb-2007         50,000.00         49,716.65
    Group II Fixed           1011882563            NC              80.00       01-Mar-2007        134,080.00        133,543.15
    Group II Fixed           1011911336            LA              20.00       01-Mar-2007         24,400.00         24,308.22
    Group II Fixed           1012190194            NH              20.00       01-Apr-2007        150,000.00        149,658.31
    Group II Fixed           1012209193            GA              20.00       01-Apr-2007         33,200.00         33,123.53
    Group II Fixed           1012271132            CA              85.00       01-Apr-2007        238,000.00        237,726.50


               Prepayment Loan Detail - Prepayments during Current Period (continued)

                                                                                       Current
                                  Loan                PIF             Months              Loan        Original
        Group                   Number               Type         Delinquent              Rate            Term       Seasoning
     Group I ARM            1010577976       Loan Paid in Full           0              7.050%             360               9
     Group I ARM            1010640755       Loan Paid in Full           0             10.300%             360              10
     Group I ARM            1011006207       Loan Paid in Full           5             10.063%             360               9
     Group I ARM            1011760383       Loan Paid in Full           0              8.325%             360               7
     Group I ARM            1011921628       Loan Paid in Full           0             10.350%             360               7
    Group I Fixed           1011882322       Loan Paid in Full           0             12.050%             360               7
    Group I Fixed           1012035512       Loan Paid in Full           0             12.200%             360               6
    Group I Fixed           1012312874       Loan Paid in Full           4              9.800%             360               6
    Group II ARM            1008511577       Loan Paid in Full           0              9.600%             360              13
    Group II ARM            1008690883       Loan Paid in Full          (1)             8.825%             360              13
    Group II ARM            1009128115       Loan Paid in Full           0              7.450%             360              12
    Group II ARM            1009597741       Loan Paid in Full           0              8.600%             360              12
    Group II ARM            1009727389       Loan Paid in Full          (1)             8.325%             360              12
    Group II ARM            1009759576       Loan Paid in Full           0              6.850%             360              11
    Group II ARM            1010160791       Loan Paid in Full           0              8.950%             360              10
    Group II ARM            1010856969       Loan Paid in Full           0              9.850%             360               9
    Group II ARM            1011082730       Loan Paid in Full           0              8.250%             360               8
    Group II ARM            1011206410       Loan Paid in Full           4             10.275%             360               8
    Group II ARM            1011219184       Loan Paid in Full           0              9.050%             360               7
    Group II ARM            1011339189       Loan Paid in Full           0              8.650%             360               8
    Group II ARM            1011386074       Loan Paid in Full           0              9.325%             360               8
    Group II ARM            1011615594       Loan Paid in Full           0              7.375%             360               7
    Group II ARM            1011677544       Loan Paid in Full           0              8.963%             360               7
    Group II ARM            1011767046       Loan Paid in Full           0              8.350%             360               7
   Group II Fixed           1011416489       Loan Paid in Full           0              8.450%             360               8
   Group II Fixed           1011882563       Loan Paid in Full           0              9.550%             360               7
   Group II Fixed           1011911336       Loan Paid in Full           0              9.850%             360               7
   Group II Fixed           1012190194       Loan Paid in Full           4             11.550%             360               6
   Group II Fixed           1012209193       Loan Paid in Full           4             11.500%             360               6
   Group II Fixed           1012271132       Loan Paid in Full           4              7.350%             360               6


                     Prepayment Penalty Detail - Prepayment Penalty Paid during Current Period


                                                                                 Prepayment            Prepayment
 Summary                                  Loan                 Prior                Penalty               Penalty
                                         Count               Balance                 Amount                Waived
 Group I ARM                                 3            272,129.72               5,622.63                  0.00
 Group I Fixed                               0                  0.00                   0.00                  0.00
 Group II ARM                                5            969,375.53              17,455.40                  0.00
 Group II Fixed                              2             74,069.04                 983.57                  0.00
 Total                                      10          1,315,574.29              24,061.60                  0.00

               Prepayment Penalty Loan Detail - Prepayment Penalty Paid during Current Period

                                           Paid In                            Prepayment         Prepayment
                              Loan            Full             Prior             Penalty            Penalty
        Group               Number            Date           Balance              Amount             Waived
     Group I ARM        1010640755      09/25/2007         88,865.07              710.95               0.00
     Group I ARM        1011760383      10/04/2007        125,000.00            2,500.00               0.00
     Group I ARM        1011921628      09/21/2007         58,264.65            2,411.68               0.00
     Group II ARM       1008511577      10/09/2007        114,447.89            4,392.99               0.00
     Group II ARM       1009727389      09/19/2007        138,901.84            4,616.29               0.00
     Group II ARM       1011615594      09/17/2007        263,235.09            2,633.30               0.00
     Group II ARM       1011677544      09/25/2007        128,491.60            2,569.83               0.00
     Group II ARM       1011767046      10/12/2007        324,299.11            3,242.99               0.00
    Group II Fixed      1011416489      10/11/2007         49,749.02              497.17               0.00
    Group II Fixed      1011911336      10/01/2007         24,320.02              486.40               0.00

                                                     Prepayment Rates

  Summary
     SMM                                   CPR                                      PSA
     Current Month            0.416%       Current Month              4.883%        Current Month                 304.695%
     3 Month Average          0.623%       3 Month Average            7.214%        3 Month Average               532.679%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         Nov-2006          N/A           N/A                          Nov-2006          N/A           N/A
         Dec-2006          N/A           N/A                          Dec-2006          N/A           N/A
         Jan-2007          N/A           N/A                          Jan-2007          N/A           N/A
         Feb-2007          N/A           N/A                          Feb-2007          N/A           N/A
         Mar-2007          N/A           N/A                          Mar-2007          N/A           N/A
         Apr-2007          N/A           N/A                          Apr-2007          N/A           N/A
         May-2007          N/A           N/A                          May-2007          N/A           N/A
         Jun-2007       2.929%           N/A                          Jun-2007     364.100%           N/A
         Jul-2007      10.911%           N/A                          Jul-2007   1,086.755%           N/A
         Aug-2007       8.324%           N/A                          Aug-2007     692.025%           N/A
         Sep-2007       8.436%           N/A                          Sep-2007     601.318%           N/A
         Oct-2007       4.883%           N/A                          Oct-2007     304.695%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.


  Group I ARM
     SMM                                   CPR                                      PSA
     Current Month            0.382%       Current Month              4.489%        Current Month                 286.223%
     3 Month Average          1.156%       3 Month Average           12.839%        3 Month Average               986.905%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         Nov-2006          N/A           N/A                          Nov-2006          N/A           N/A
         Dec-2006          N/A           N/A                          Dec-2006          N/A           N/A
         Jan-2007          N/A           N/A                          Jan-2007          N/A           N/A
         Feb-2007          N/A           N/A                          Feb-2007          N/A           N/A
         Mar-2007          N/A           N/A                          Mar-2007          N/A           N/A
         Apr-2007          N/A           N/A                          Apr-2007          N/A           N/A
         May-2007          N/A           N/A                          May-2007          N/A           N/A
         Jun-2007       2.192%           N/A                          Jun-2007     284.294%           N/A
         Jul-2007      16.588%           N/A                          Jul-2007   1,708.640%           N/A
         Aug-2007      15.314%           N/A                          Aug-2007   1,307.418%           N/A
         Sep-2007      18.714%           N/A                          Sep-2007   1,367.074%           N/A
         Oct-2007       4.489%           N/A                          Oct-2007     286.223%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.


  Group I Fixed
     SMM                                   CPR                                      PSA
     Current Month            0.200%       Current Month              2.373%        Current Month                 152.066%
     3 Month Average          0.154%       3 Month Average            1.832%        3 Month Average               130.474%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         Nov-2006          N/A           N/A                          Nov-2006          N/A           N/A
         Dec-2006          N/A           N/A                          Dec-2006          N/A           N/A
         Jan-2007          N/A           N/A                          Jan-2007          N/A           N/A
         Feb-2007          N/A           N/A                          Feb-2007          N/A           N/A
         Mar-2007          N/A           N/A                          Mar-2007          N/A           N/A
         Apr-2007          N/A           N/A                          Apr-2007          N/A           N/A
         May-2007          N/A           N/A                          May-2007          N/A           N/A
         Jun-2007       0.001%           N/A                          Jun-2007       0.150%           N/A
         Jul-2007      15.355%           N/A                          Jul-2007   1,596.833%           N/A
         Aug-2007       0.783%           N/A                          Aug-2007      67.481%           N/A
         Sep-2007       2.338%           N/A                          Sep-2007     171.875%           N/A
         Oct-2007       2.373%           N/A                          Oct-2007     152.066%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.


  Group II ARM
     SMM                                   CPR                                      PSA
     Current Month            0.452%       Current Month              5.292%        Current Month                 327.037%
     3 Month Average          0.489%       3 Month Average            5.706%        3 Month Average               405.871%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         Nov-2006          N/A           N/A                          Nov-2006          N/A           N/A
         Dec-2006          N/A           N/A                          Dec-2006          N/A           N/A
         Jan-2007          N/A           N/A                          Jan-2007          N/A           N/A
         Feb-2007          N/A           N/A                          Feb-2007          N/A           N/A
         Mar-2007          N/A           N/A                          Mar-2007          N/A           N/A
         Apr-2007          N/A           N/A                          Apr-2007          N/A           N/A
         May-2007          N/A           N/A                          May-2007          N/A           N/A
         Jun-2007       2.871%           N/A                          Jun-2007     349.981%           N/A
         Jul-2007      10.073%           N/A                          Jul-2007     988.118%           N/A
         Aug-2007       4.913%           N/A                          Aug-2007     403.289%           N/A
         Sep-2007       6.914%           N/A                          Sep-2007     487.287%           N/A
         Oct-2007       5.292%           N/A                          Oct-2007     327.037%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.


  Group II Fixed
     SMM                                   CPR                                      PSA
     Current Month            0.390%       Current Month              4.584%        Current Month                 287.152%
     3 Month Average          0.666%       3 Month Average            7.570%        3 Month Average               587.987%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         Nov-2006          N/A           N/A                          Nov-2006          N/A           N/A
         Dec-2006          N/A           N/A                          Dec-2006          N/A           N/A
         Jan-2007          N/A           N/A                          Jan-2007          N/A           N/A
         Feb-2007          N/A           N/A                          Feb-2007          N/A           N/A
         Mar-2007          N/A           N/A                          Mar-2007          N/A           N/A
         Apr-2007          N/A           N/A                          Apr-2007          N/A           N/A
         May-2007          N/A           N/A                          May-2007          N/A           N/A
         Jun-2007       4.938%           N/A                          Jun-2007     618.769%           N/A
         Jul-2007       5.563%           N/A                          Jul-2007     557.448%           N/A
         Aug-2007      14.740%           N/A                          Aug-2007   1,234.178%           N/A
         Sep-2007       3.385%           N/A                          Sep-2007     242.631%           N/A
         Oct-2007       4.584%           N/A                          Oct-2007     287.152%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.



Calculation Methodology:
Single Month Mortality (SMM):  (Partial and full prepayments + Repurchases) / (Beginning Scheduled Balance - Scheduled
Principal)
Conditional PrePayment Rate (CPR):  1 - ((1 - SMM)^12)
PSA Standard Prepayment Model:  100 * CPR / (0.2 * MIN(30,WAS))
Weighted Average Seasoning (WAS):  sum((Original Term - Remaining Term)*(Current Scheduled Balance/Deal Scheduled Principal
Balance))







                                                  Modifications

                         Beginning         Current
              Loan       Scheduled       Scheduled          Prior        Modified          Prior         Modified
            Number         Balance         Balance           Rate            Rate         Payment         Payment

                                      No Modifications this Period

                                                          Substitutions
                               Loans Repurchased                                         Loans Substituted

                         Current                                                      Current
            Loan       Scheduled       Current          Current          Loan        Scheduled       Current           Current
          Number         Balance          Rate          Payment        Number          Balance          Rate           Payment

                                                No Substitutions this Period

                              Repurchases Due to Breaches

                                 Beginning
               Loan              Scheduled              Payoff        Current            Current
             Number                Balance             Balance           Rate            Payment

                           No Repurchases Due to Breaches this Period

                                    Repurchases Due to Other

                                 Beginning
               Loan              Scheduled               Payoff        Current           Current
             Number                Balance              Balance           Rate           Payment

                             No Repurchases Due to Other this Period



                     Interest Rate Stratification

                                Summary                                                     Group I ARM

            Current     Number of         Outstanding    Percentage of      Number of         Outstanding    Percentage of
      Interest Rate         Loans           Scheduled       Balance(%)           Loans          Scheduled       Balance(%)
           Range(%)                        Balance($)                                          Balance($)
            < 5.500             0                0.00            0.000               0               0.00            0.000
     5.500    5.999            32       11,929,342.01            1.173              10       2,596,602.13            1.397
     6.000    6.499            79       25,898,830.68            2.546              13       3,175,679.32            1.709
     6.500    6.999           247       82,644,498.58            8.125              37       9,701,191.09            5.221
     7.000    7.499           367      117,538,840.00           11.556              58      14,335,974.74            7.716
     7.500    7.999           573      168,980,056.65           16.613             130      28,992,151.34           15.603
     8.000    8.499           471      119,718,845.17           11.770              92      18,422,325.02            9.915
     8.500    8.999           701      157,473,809.45           15.482             168      32,374,846.90           17.424
     9.000    9.499           471       92,846,163.84            9.128             130      23,531,670.29           12.665
     9.500    9.999           670       96,955,621.54            9.532             153      25,827,545.68           13.900
    10.000   10.499           356       44,361,076.97            4.361             108      15,945,219.05            8.582
    10.500   10.999           349       37,571,740.76            3.694              57       6,821,406.05            3.671
    11.000   11.499           281       22,059,159.17            2.169              18       2,151,243.65            1.158
    11.500   11.999           320       23,330,629.19            2.294              13       1,737,350.84            0.935
    12.000   12.499           185       11,699,201.98            1.150               3         193,727.30            0.104
    12.500   12.999            57        3,382,336.98            0.333               0               0.00            0.000
    13.000   13.499            16          496,551.90            0.049               0               0.00            0.000
    13.500   13.999             6          193,384.62            0.019               0               0.00            0.000
    14.000   14.499             1           29,350.06            0.003               0               0.00            0.000
    14.500   14.999             0                0.00            0.000               0               0.00            0.000
 >= 15.000                      1           19,648.34            0.002               0               0.00            0.000
              Total         5,183    1,017,129,087.89          100.000             990     185,806,933.40          100.000


               Interest Rate Stratification (continued)

                             Group I Fixed                                                   Group II ARM

            Current     Number of         Outstanding    Percentage of       Number of         Outstanding    Percentage of
      Interest Rate         Loans           Scheduled       Balance(%)            Loans          Scheduled       Balance(%)
           Range(%)                        Balance($)                                           Balance($)
            < 5.500             0                0.00            0.000                0               0.00            0.000
     5.500    5.999             0                0.00            0.000               22       9,332,739.88            1.513
     6.000    6.499            10        2,363,995.12            4.448               39      15,530,414.77            2.518
     6.500    6.999            16        3,229,010.26            6.076              149      54,644,826.12            8.861
     7.000    7.499            22        5,174,627.92            9.737              241      84,481,575.13           13.699
     7.500    7.999            26        5,984,075.83           11.261              334     115,497,857.54           18.729
     8.000    8.499            26        3,181,051.73            5.986              284      82,396,576.91           13.361
     8.500    8.999            60        5,386,658.13           10.136              399     106,779,694.78           17.315
     9.000    9.499            32        3,291,489.85            6.194              264      59,643,468.79            9.672
     9.500    9.999           125        4,913,935.63            9.247              242      54,660,643.60            8.864
    10.000   10.499            52        3,048,236.79            5.736              116      17,685,000.20            2.868
    10.500   10.999            68        3,562,424.69            6.704               67      11,680,057.30            1.894
    11.000   11.499            73        3,931,060.10            7.397               27       3,226,240.89            0.523
    11.500   11.999           117        4,928,249.50            9.274               11         965,566.84            0.157
    12.000   12.499            73        2,844,136.58            5.352                2         156,995.23            0.025
    12.500   12.999            26          799,743.19            1.505                0               0.00            0.000
    13.000   13.499            11          303,589.25            0.571                0               0.00            0.000
    13.500   13.999             4          150,715.56            0.284                0               0.00            0.000
    14.000   14.499             1           29,350.06            0.055                0               0.00            0.000
    14.500   14.999             0                0.00            0.000                0               0.00            0.000
 >= 15.000                      1           19,648.34            0.037                0               0.00            0.000
              Total           743       53,141,998.53          100.000            2,197     616,681,657.98          100.000


               Interest Rate Stratification (continued)

                            Group II Fixed

            Current     Number of         Outstanding    Percentage of
      Interest Rate         Loans           Scheduled       Balance(%)
           Range(%)                        Balance($)
            < 5.500             0                0.00            0.000
     5.500    5.999             0                0.00            0.000
     6.000    6.499            17        4,828,741.47            2.990
     6.500    6.999            45       15,069,471.11            9.331
     7.000    7.499            46       13,546,662.21            8.388
     7.500    7.999            83       18,505,971.94           11.459
     8.000    8.499            69       15,718,891.51            9.733
     8.500    8.999            74       12,932,609.64            8.008
     9.000    9.499            45        6,379,534.91            3.950
     9.500    9.999           150       11,553,496.63            7.154
    10.000   10.499            80        7,682,620.93            4.757
    10.500   10.999           157       15,507,852.72            9.602
    11.000   11.499           163       12,750,614.53            7.895
    11.500   11.999           179       15,699,462.01            9.721
    12.000   12.499           107        8,504,342.87            5.266
    12.500   12.999            31        2,582,593.79            1.599
    13.000   13.499             5          192,962.65            0.119
    13.500   13.999             2           42,669.06            0.026
    14.000   14.499             0                0.00            0.000
    14.500   14.999             0                0.00            0.000
 >= 15.000                      0                0.00            0.000
              Total         1,253      161,498,497.98          100.000


                                                 SUPPLEMENTAL REPORTING

Business Day
Any day other than (i) Saturday or Sunday, or (ii) a day on which banking and savings and loan institutions, in
(a) the States of California, Delaware, Maryland, Minnesota, New York, North Carolina or Texas, (b) a State in
which the Servicer's servicing operations are located, or (c) the State in which the Securities Administrator's operations are located, are authorized or obligated by law or executive order to be closed.

Closing Date
June 20, 2007.

Determination Date
With respect to each Distribution Date, the 15th day (or if such day is not a Business Day, the immediately preceding
Business Day) of the calendar month in which such Distribution Date occurs.

Distribution Date
With the exception of the first Distribution Date, the 25th day of each calendar month, or if such day is not a Business Day, the next succeeding Business Day.  The first Distribution Date will be June 29, 2007.

Interest Accrual Period
With respect to each Class of Non Delay Certificates and the Corresponding Class of Lower Tier Regular Interests
and any Distribution Date, the period commencing on the Distribution Date occurring in the month preceding the month in which the current Distribution Date occurs (or, in the case of the first Distribution Date, the period from and including the Closing Date to but excluding such first Distribution Date) and ending on the day immediately preceding the current Distribution Date. With respect to the Class LT-Accrual, Class LT Group-I, Class LT-Group
II, Class LT-IO, Class UT-X, Class UT-IO, Class X and Class IO Interests and each Pooling-Tier REMIC-1 Regular
Interest and Pooling-Tier REMIC-2 Regular Interest and any Distribution Date, the calendar month preceding such
Distribution Date. For purposes of computing interest accruals on each Class of Non Delay Certificates, each
Interest Accrual Period has the actual number of days in such month and each year is assumed to have 360 days.

LIBOR Determination Date
With respect to any Interest Accrual Period for the LIBOR Certificates, the second London Business Day preceding the commencement of such Interest Accrual Period.

London Business Day
Any day on which dealings in deposits of United States dollars are transacted in the London interbank market.

Record Date
With respect to any Distribution Date, the close of business on the Business Day immediately preceding such Distribution
Date; provided, however, that for any Definitive Certificate, the Record Date shall be the close of business on the last Business Day of the month preceding the month in which the applicable Distribution Date occurs.

Remittance Date
With respect to any Distribution Date, the 21st day (or if such day is a Saturday, then the first Business Day immediately preceding that day, or if such day is a Sunday or otherwise not a Business Day, then the immediately following Business Day) of the month of each related Distribution Date.




EX-99.2


CONSOLIDATED FINANCIAL STATEMENTS
Financial Guaranty Insurance Company and Subsidiaries
September 30, 2007


(page)


Financial Guaranty Insurance Company and Subsidiaries

Consolidated Financial Statements

September 30, 2007


Contents

Consolidated Balance Sheets at September 30, 2007 (Unaudited)
and December 31, 2006.....................................................    1
Consolidated Statements of Income for the Three Months and Nine Months Ended
September 30, 2007 and 2006 (Unaudited)...................................    2
Consolidated Statements of Cash Flows for the Nine Months Ended
September 30, 2007 and 2006 (Unaudited)...................................    3
Notes to Consolidated Financial Statements (Unaudited)....................    4


(page)


Financial Guaranty Insurance Company and Subsidiaries

Consolidated Balance Sheets
(Dollars in thousands, except per share amounts)


                                                                                                    September 30,       December 31,
                                                                                                        2007                2006
                                                                                                   ---------------------------------
Assets                                                                                               (Unaudited)
Fixed maturity securities, available for sale, at fair value (amortized cost of
$3,905,829 in 2007 and $3,627,344 in 2006)                                                         $   3,901,176         $ 3,627,007
Variable interest entity fixed maturity securities, held to maturity at amortized
cost                                                                                                     750,000             750,000
Short-term investments                                                                                   131,047             211,726
                                                                                                   ---------------------- ----------
Total investments                                                                                      4,782,223           4,588,733

Cash and cash equivalents                                                                                 67,014              29,963
Accrued investment income                                                                                 55,369              49,843
Reinsurance recoverable on losses                                                                          3,425               1,485
Prepaid reinsurance premiums                                                                             204,638             156,708
Policy acquisition costs deferred, net                                                                   113,439              93,170
Receivable from related parties                                                                            1,381               2,483
Property and equipment, net of accumulated depreciation of $3,124 in 2007 and
$2,107 in 2006                                                                                            12,291               2,617
Foreign deferred tax asset                                                                                 3,942               3,491
Derivative assets                                                                                            190                 314
Prepaid expenses and other assets                                                                         27,176              17,275
                                                                                                   ---------------------- ----------
Total assets                                                                                           5,271,088           4,946,082
                                                                                                   ====================== ==========

Liabilities and stockholders' equity
Liabilities:
Unearned premiums                                                                                      1,442,018           1,347,592
Loss and loss adjustment expense reserves                                                                 40,239              40,299
Ceded reinsurance balances payable                                                                         9,682               7,524
Accounts payable, accrued expenses and other liabilities                                                  46,869              41,588
Derivative liabilities                                                                                   224,273               1,817
Payable for securities purchased                                                                           5,447              10,770
Variable interest entity floating rate notes                                                             750,000             750,000
Accrued interest expense - variable interest entity                                                        1,511               1,298
Capital lease obligations                                                                                  2,299               2,941
Current income taxes payable                                                                              25,541              17,520
Deferred income taxes                                                                                      3,307              76,551
Dividends payable                                                                                             --              10,000
                                                                                                   ---------------------- ----------
Total liabilities                                                                                      2,551,186           2,307,900
                                                                                                   ---------------------- ----------

Stockholders' equity:
Common stock, par value $1,500 per share; 10,000 shares authorized, issued
and outstanding                                                                                           15,000              15,000
Additional paid-in capital                                                                             1,908,818           1,901,799
Accumulated other comprehensive income, net of tax                                                         9,271               6,500
Retained earnings                                                                                        786,813             714,883
                                                                                                   ---------------------- ----------
Total stockholders' equity                                                                             2,719,902           2,638,182
                                                                                                   ---------------------- ----------
Total liabilities and stockholders' equity                                                         $   5,271,088         $ 4,946,082
                                                                                                   ====================== ==========

See accompanying notes to consolidated financial statements.



1


(page)


Financial Guaranty Insurance Company and Subsidiaries

Consolidated Statements of Income
(Unaudited)

(Dollars in thousands)

                                                                       Three months ended                  Nine months ended
                                                                         September 30,                        September 30,
                                                                    2007              2006               2007              2006
                                                             -----------------------------------------------------------------------
Revenues:
Gross direct and assumed premiums written                    $    122,268      $     85,030       $    350,419       $    337,571
Ceded premiums written                                            (28,351)          (18,440)           (72,128)           (53,751)
                                                             -----------------------------------------------------------------------
Net premiums written                                               93,917            66,590            278,291            283,820
Change in net unearned premiums                                   (19,298)           (3,852)           (46,496)           (89,775)
                                                             -----------------------------------------------------------------------
Net premiums earned                                                74,619            62,738            231,795            194,045

Net investment income                                              39,795            35,803            115,468            102,160
Interest income - investments held by variable
interest entity                                                    10,901            10,033             31,013             24,628
Net realized gains (losses)                                            20                (4)               336                (15)
Net realized and unrealized (losses) gains on
credit derivative contracts                                      (206,221)            1,110           (222,077)               339
Other income                                                          180               490              1,525              1,532
                                                             -----------------------------------------------------------------------
Total revenues                                                    (80,706)          110,170            158,060            322,689
                                                             -----------------------------------------------------------------------

Expenses:
Loss and loss adjustment expenses                                  (2,031)              520             (6,237)            (1,679)
Underwriting expenses                                              23,586            20,879             74,749             67,776
Policy acquisition costs deferred, net                             (8,858)           (8,736)           (30,613)           (30,243)
Amortization of policy acquisition costs deferred                   3,848             1,930             11,502              7,486
Interest expense - debt held by variable interest
entity                                                             10,901            10,033             31,013             24,628
Other operating expenses                                              793               425              1,571              1,298
                                                             -----------------------------------------------------------------------
Total expenses                                                     28,239            25,051             81,985             69,266
                                                             -----------------------------------------------------------------------

(Loss) Income before income taxes                                (108,945)           85,119             76,075            253,423

Income tax (benefit) expense                                      (47,409)           21,556             (5,855)            63,939
                                                             -----------------------------------------------------------------------
Net (loss) income                                                $(61,536)     $     63,563            $81,930         $  189,484
                                                             =======================================================================


See accompanying notes to consolidated financial statements.


2


(page)


Financial Guaranty Insurance Company and Subsidiaries
Consolidated Statements of Cash Flows
(Unaudited)
(Dollars in thousands)

                                                                                             Nine months ended
                                                                                               September 30,
                                                                                        2007                    2006
                                                                                ------------------------------------------------
Operating activities
Net income                                                                      $      81,930           $      189,484
Adjustments to reconcile net income to net cash provided by
operating activities:
Amortization of policy acquisition costs deferred                                      11,502                    7,486
Policy acquisition costs deferred, net                                                (30,613)                 (30,243)
Depreciation of property and equipment                                                    970                      875
Amortization of fixed maturity securities                                              26,385                   24,973
Amortization of short-term investments                                                     57                       82
Net realized (gains) losses on investments                                               (336)                      15
Stock compensation expense                                                              7,018                    5,047
Change in accrued investment income, prepaid expenses
and other assets, foreign deferred tax asset and accrued
interest expense, net                                                                 (12,769)                 (12,012)
Change in net unrealized losses on credit derivative contracts                        222,580                    1,504
Change in prepaid reinsurance premiums                                                (47,930)                 (32,993)
Change in reinsurance recoverable on losses                                            (1,940)                   1,145
Change in unearned premiums                                                            94,521                  122,693
Change in loss and loss adjustment expense reserves                                       (60)                  (7,112)
Change in receivable from related parties                                               1,102                    6.993
Change in ceded reinsurance balances payable and accounts
payable, accrued expenses and other liabilities                                         6,800                    3,797
Change in current income taxes payable                                                  8,021                   20,751
Change in deferred federal income taxes                                               (71,905)                  14,083
                                                                                --------------------- -------------------------
Net cash provided by operating activities                                             295,333                  316,568
                                                                                --------------------- -------------------------

Investing activities
Sales and maturities of fixed maturity securities                                     186,555                  124,598
Purchases of fixed maturity securities                                               (489,630)                (418,167)
Purchases, sales and maturities of short-term investments, net                         82,056                   (1,509)
Receivable for securities sold                                                         (2,896)                       -
Payable for securities purchased                                                       (5,323)                       -
Purchase of fixed assets                                                              (10,596)                    (317)
Purchase of investments held by variable interest entity                                    -                 (750,000)
                                                                                --------------------- -------------------------
Net cash used in investing activities                                                (239,834)              (1,045,395)
                                                                                --------------------- -------------------------

Financing activities

Proceeds from issuance of debt held by variable interest entity                             -                  750,000
Payment of dividends                                                                  (20,000)                 (10,000)
                                                                                --------------------- -------------------------
Net cash provided by financing activities                                             (20,000)                 740,000
                                                                                --------------------- -------------------------
Effect of exchange rate changes on cash                                                 1,552                     (743)
                                                                                --------------------- -------------------------
Net increase in cash and cash equivalents                                              37,051                   10,430
Cash and cash equivalents at beginning of period                                       29,963                   45,077
                                                                                --------------------- -------------------------
Cash and cash equivalents at end of period                                       $     67,014            $      55,507
                                                                                ===================== =========================


See accompanying notes to consolidated financial statements.


3


(page)


Financial Guaranty Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements
(Unaudited)

(Dollars in thousands, except per share amounts)


1. Business and Organization

Financial Guaranty Insurance Company (the "Company") is a wholly owned subsidiary of FGIC Corporation ("FGIC Corp."). The Company provides financial guaranty insurance and other forms of credit enhancement for public finance and structured finance obligations. The Company's financial strength is rated "Aaa" by Moody's Investors Service, Inc., "AAA" by Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc., and "AAA" by Fitch Ratings, Inc. The Company is licensed to write financial guaranty insurance in all 50 states, the District of Columbia, the Commonwealth of Puerto Rico, the U.S. Virgin Islands, and, through a branch, the United Kingdom. In addition, a United Kingdom subsidiary of the Company is authorized to write financial guaranty business in the United Kingdom and has passport rights to write business in other European Union member countries.

2. Basis of Presentation

The consolidated financial statements include the accounts of the Company and all other entities in which the Company has a controlling financial interest. All significant intercompany balances have been eliminated.

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP") for interim financial information. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring adjustments) considered necessary for fair presentation have been included. Operating results for the three- and nine-month periods ended September 30, 2007 are not necessarily indicative of results that may be expected for the year ending December 31, 2007. These unaudited interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements for the year ended December 31, 2006, including the accompanying notes.

Certain 2006 amounts have been reclassified to conform to the 2007 presentation.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates.


4


(page)


Financial Guaranty Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements
(Unaudited) (continued)

(Dollars in thousands, except per share amounts)


3. Review of Financial Guaranty Industry Accounting Practices

On April 18, 2007, the Financial Accounting Standards Board ("FASB") issued an Exposure Draft of a Proposed Statement of Financial Accounting Standards entitled Accounting for Financial Guarantee Insurance Contracts, an interpretation of FASB Statement No. 60. The proposed statement addresses accounting for loss reserving, premium recognition and additional disclosures regarding financial guaranty insurance contracts. Currently, the financial guaranty industry accounts for financial guaranty insurance contracts under Statement of Financial Accounting Standards ("SFAS") No. 60, Accounting and Reporting by Insurance Enterprises, which was developed prior to the emergence of the financial guaranty industry. As SFAS No. 60 does not specifically address financial guaranty contracts, there has been diversity in the manner in which different financial guarantors account for these contracts. The purpose of the proposed statement is to provide authoritative guidance on accounting for financial guaranty contracts that are not accounted for as derivative contracts under SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended by SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities. The FASB held a public round table meeting with respondents to the exposure draft in September 2007 to discuss significant issues raised in the comment letters. The exposure draft is scheduled to be redeliberated in the fourth quarter of 2007 and it is anticipated that the final pronouncement will be issued in the first quarter of 2008. Upon the issuance of the final pronouncement, the Company, along with other companies in the financial guaranty industry, may be required to change certain aspects of accounting for loss reserves, premium income and disclosures.

4. New Accounting Pronouncements

In June 2006, the FASB issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"), an interpretation of SFAS No. 109, Accounting for Income Taxes. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an entity's financial statements in accordance with SFAS No. 109 and prescribes metrics for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on other matters related to accounting for income taxes. FIN 48 is applicable for fiscal years beginning after December 15, 2006. The Company adopted the provisions of FIN 48 on January 1, 2007. (See note 7.)


5


(page)


Financial Guaranty Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements
(Unaudited) (continued)

(Dollars in thousands, except per share amounts)


4. New Accounting Pronouncements (continued)

In February 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments. SFAS No. 155 amends SFAS No. 133 and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities, and addresses issues raised in SFAS No. 133 Implementation Issue No. D1, Application of Statement 133 to Beneficial Interests in Securitized Financial Assets. The primary objectives of SFAS No. 155 are: (i) with respect to SFAS No. 133, to address accounting for beneficial interests in securitized financial assets and (ii) with respect to SFAS No. 140, to eliminate a restriction on the passive derivative instruments that a qualifying special purpose entity may hold. SFAS No. 155 is effective for those financial instruments acquired or issued after January 1, 2007. The Company adopted SFAS No. 155 on January 1, 2007.

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements. SFAS No. 157 defines fair value, establishes a framework for measuring fair value under generally accepted accounting principles, and requires additional disclosures about fair value measurements. SFAS No. 157 does not require any new fair value measurements, but its application could change current practices in determining fair value. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company is currently evaluating the implications of SFAS No. 157 and its potential impact on the Company's financial statements.

In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities--Including an amendment of FASB Statement No. 115. SFAS No. 159 permits entities to choose to measure many financial instruments and certain other items at fair value. SFAS No. 159 does not require any new fair value measurements. SFAS No. 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company is currently evaluating the implications of SFAS No. 159 and its potential impact on the Company's financial statements.

5. Premium Refundings

Unearned premiums represent the portion of premiums received applicable to future periods on insurance policies in force. When an obligation insured by the Company is refunded by the issuer prior to the end of the expected policy coverage period, any remaining unearned premium is recognized. A refunding occurs when an insured obligation is called or legally defeased by the issuer prior to stated maturity. Premiums earned on refundings were $6,816 and $5,833 for the three months ended September 30, 2007 and 2006, respectively, and $38,294 and $28,598 for the nine months ended September 30, 2007 and 2006, respectively.


6


(page)


Financial Guaranty Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements
(Unaudited) (continued)

(Dollars in thousands, except per share amounts)


6. Loss and Loss Adjustment Expense Reserves

Loss reserves and loss adjustment expenses are regularly reviewed and updated based on claim payments and the results of ongoing insured portfolio surveillance. The reserves are necessarily based upon estimates and subjective judgments about the outcomes of future events, and actual results will likely differ, possibly materially, from these estimates. At September 30, 2007, the Company had case reserves of $29,273, credit watchlist reserves of $9,437 and an unallocated loss adjustment expense reserve of $1,529. At December 31, 2006, the Company had case reserves of $27,029, credit watchlist reserves of $11,741 and an unallocated loss adjustment expense reserve of $1,529.

Losses and loss adjustment expenses for the nine-month period ended September 30, 2007 reflect claim reimbursements of $4,475 received by the Company in May 2007 for claims paid during 2006 and 2005 related to an insured obligation of an investor-owned utility impacted by Hurricane Katrina. The Company had previously not recorded a recovery for these claims due to the status of the utility's bankruptcy filing.

7. Income Taxes

The Company files a consolidated U.S. federal tax return with FGIC Corp. The Company also files separate returns in various state and foreign jurisdictions.

The Company adopted the provisions of FIN 48 on January 1, 2007. The Company's liability for unrecognized tax benefits was not impacted as a result of the adoption of FIN 48.

As of September 30, 2007, the balance of unrecognized tax benefits reflected in current income taxes payable was $26,180 of which $14,247 related to tax positions for which the ultimate deductibility is certain but for which there is uncertainty as to the timing of deductibility. A disallowance as to the timing of the recognition of these tax positions would not result in a change to the annual effective tax rate but would accelerate the payment of cash to the taxing authority. Interest and penalties on any disallowance would also affect the annual effective tax rate.


7


(page)


Financial Guaranty Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements
(Unaudited) (continued)

(Dollars in thousands, except per share amounts)


7. Income Taxes (continued)

The Company recognizes accrued interest and penalties related to unrecognized tax benefits where the ultimate recognition is uncertain. Tax expense related to interest and penalties amounted to approximately $198 and $0 for the three months ended September 30, 2007 and 2006, respectively, and $423 and $0 for the nine months ended September 30, 2007 and 2006, respectively. Approximately, $423 and $0 were accrued for the payment of interest and penalties at September 30, 2007 and December 31, 2006, respectively, which is included as a component of the balance of unrecognized tax benefits.

In the second quarter of 2006, the Internal Revenue Service ("IRS") commenced an examination of the Company's consolidated U.S. income tax returns for 2003 and 2004. The examination was completed in the second quarter of 2007. Upon completion of the audit, previously unrecognized tax benefits of $5,354 relating to the years under examination were recognized. As a result of completion of the examination, the Company is not subject to U.S. federal income tax examination by the IRS for years before 2005.

During the three- and nine-month periods ended September 30, 2007 the gross increase in unrecognized tax benefits as a result of tax positions taken during the current period were $5,266 and $13,556 respectively. There were no decreases in unrecognized tax benefits as a result of tax positions taken in the current period.

The Company's U.S. federal effective corporate tax rates of (44.88)% and 24.96% for the three months ended September 30, 2007 and 2006, respectively, and (10.11)% and 25.04% for the nine months ended September 30, 2007 and 2006, respectively, were less than the statutory corporate tax of 35%, primarily due to the impact of the net unrealized losses on credit derivative contracts on income before income tax expense (see note 9). In addition, the tax-exempt interest received on investments and the recognition of tax benefits related to the 2003 and 2004 examination years lowered the effective tax rate.

The Company's United Kingdom operations are subject to examination by foreign tax authorities for the years since they commenced operation in 2004.


8


(page)


Financial Guaranty Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements
(Unaudited) (continued)

(Dollars in thousands, except per share amounts)


8. Reinsurance

Net premiums earned are shown net of ceded premiums earned of $7,856 and $5,705 for the three months ended September 30, 2007 and 2006, respectively, and $24,398 and $21,176 for the nine months ended September 30, 2007 and 2006, respectively.

9. Derivative Instruments

Certain financial guaranty contracts (primarily credit default swaps) issued by the Company are considered derivatives under SFAS No.133. Accordingly, these contracts are recognized on the Consolidated Balance Sheet at their fair value, and changes in fair value are recognized immediately in earnings. The Company considers these agreements to be a normal extension of its financial guaranty insurance business and intends to hold the contracts until maturity. Under the terms of the credit derivative contracts, the Company is not required to post collateral, and in the event the underlying obligation were to default, payments would not be accelerated and would be made on a pay as you go basis. The Company's total outstanding principal insured net of reinsurance on these contracts was $32,599,298 as of September 30, 2007 and $22,696,360 as of December 31, 2006.

The Company believes that the most meaningful presentation of the financial statement impact of these credit derivative contracts is to record revenue as installments are received as a component of premiums, and to record claims payments, expected claims, loss and loss adjustment expenses, and changes in fair value as "Net realized and unrealized gains (losses) on credit derivative contracts" in the Consolidated Statements of Income. The Company recorded net earned premiums under these agreements of $8,124 and $21,866 for the three- and nine-month periods ended September 30, 2007, respectively. The Company recorded net earned premiums under these agreements of $5,101 and $13,879 for the three- and nine-month periods ended September 30, 2006, respectively. As of September 30, 2007, the Company had recorded no losses or loss adjustment expenses related to these contracts. Management's determination that no loss reserves were required at September 30, 2007 was necessarily based upon estimates and subjective judgments about the outcomes of future events. Actual results will likely differ, possibly materially, from these estimates. This determination will be evaluated as additional information becomes available, and loss reserves may be recorded on these contracts in future periods.


9


(page)


Financial Guaranty Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements
(Unaudited) (continued)

(Dollars in thousands, except per share amounts)


9. Derivative Instruments (continued)

Since quoted market values are not available for the credit derivative contracts, the realized and unrealized gains and losses attributable to these contracts are recognized in the Consolidated Statements of Income by recording their fair value, as determined each quarter based on internally developed models. These models require market-driven inputs, including dealer quotes for the underlying bonds, credit spreads and yield curves. The models calculate a theoretical exit price and reflect management's best judgment about current market conditions. There may be volatility in the market-driven inputs obtained from an illiquid CDS market, and differences may exist between available market data and the assumptions used by management to estimate the fair value of these instruments. Accordingly, the valuation results from the model could differ materially from amounts that would be realized in the market if the derivative were traded. Moreover, volatile market conditions are likely to cause future valuations to differ, possibly materially, from those reflected in the current period.

The following table summarizes the net realized and unrealized (losses) gains on credit derivative contracts.

                                                                           Three months ended
                                                                              September 30,
                                                               ------------------------------------------
                                                                        2007                 2006
                                                               --------------------- --------------------
                                                                    $ (206,595)
Change in net unrealized (losses) gains                                                $    1,110
Realized gains                                                             374                  -
                                                               --------------------- --------------------
Net realized and unrealized (losses) gains on credit
derivative contracts                                                $ (206,221)        $    1,110
                                                               ===================== ====================

                                                                            Nine months ended
                                                                              September 30,
                                                               ------------------------------------------
                                                                        2007                 2006
                                                               --------------------- --------------------
                                                                    $ (222,580)
Change in net unrealized (losses) gains                                                $   (1,504)
Realized gains                                                             503              1,843
                                                             ----------------------- ----------------------
Net realized and unrealized (losses) gains
on credit derivative contracts                                      $ (222,077)        $      339
                                                             ======================= ======================


The increase in net unrealized losses for the three- and nine-month periods ended September 30, 2007 primarily related to increases in credit spreads on certain structured finance obligations insured by the Company, most significantly collateralized debt obligations supported by asset backed securities. The increase in credit spreads reduced the fair value of the Company's CDS contracts related to these insured obligations.


10


(page)


Financial Guaranty Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements
(Unaudited) (continued)

(Dollars in thousands, except per share amounts)


10. Comprehensive Income

Accumulated other comprehensive income of the Company consists of net unrealized gains and losses on investment securities and foreign currency translation adjustments. The components of total comprehensive (loss) income for the three- and nine-month periods ended September 30, 2007 and 2006 were as follows:

                                                                    Three months ended
                                                                      September 30,
                                                     -------------------------- ---------------------
                                                               2007                     2006
                                                    -------------------------- ---------------------
Net (loss) income                                       $   (61,536)              $   63,563
Other comprehensive income                                   39,718                   55,555
                                                     -------------------------- ---------------------
Total comprehensive (loss) income                       $   (21,818)              $  119,118
                                                     ========================== =====================

                                                                  Nine months ended
                                                                    September 30,
                                                   --------------------------- ---------------------
                                                               2007                     2006
                                                   --------------------------- ---------------------
Net income                                              $    81,930               $  189,484
Other comprehensive income                                    2,771                   16,741
                                                   --------------------------- ---------------------
Total comprehensive income                              $    84,701               $  206,225
                                                   =========================== =====================


The components of other comprehensive income for the three- and nine-month periods ended September 30, 2007 and 2006 were as follows:

                                                                           Three months ended September 30, 2007
                                                           ---------------------- ----------------------- -----------------------
                                                                  Before                                          Net of
                                                                    Tax                                            Tax
                                                                  Amount                   Tax                    Amount
                                                           ---------------------- ----------------------- -----------------------
Unrealized holding gains arising during the period                $  54,664               $  (19,132)            $    35,532
Reclassification of gains realized in net income                        (20)                       7                     (13)
                                                           ---------------------- ----------------------- -----------------------
Unrealized gain on investments                                       54,644                  (19,125)                 35,519
Foreign currency translation adjustment                               6,460                   (2,261)                  4,199
                                                           ---------------------- ----------------------- -----------------------
Total other comprehensive income                                  $  61,104               $  (21,386)            $    39,718
                                                           ====================== ======================= =======================



11


(page)


Financial Guaranty Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements
(Unaudited) (continued)

(Dollars in thousands, except per share amounts)


10. Comprehensive Income (continued)

                                                                           Three months ended September 30, 2006
                                                           ---------------------- ----------------------- ------------------------
                                                                  Before
                                                                    Tax                                         Net of Tax
                                                                  Amount                   Tax                    Amount
                                                           ---------------------- ----------------------- ------------------------
Unrealized holding gains arising during the period                $  83,621               $  (29,267)            $     54,354
Reclassification of losses realized in net income                         4                       (2)                       2
                                                           ---------------------- ----------------------- ------------------------
Unrealized gain on investments                                       83,625                  (29,269)                  54,356
Foreign currency translation adjustment                               1,847                     (648)                   1,199
                                                           ---------------------- ----------------------- ------------------------
Total other comprehensive income                                  $  85,472               $  (29,917)            $     55,555
                                                           ====================== ======================= ========================

                                                                           Nine months ended September 30, 2007
                                                           ---------------------- ----------------------- -----------------------
                                                                  Before                                          Net of
                                                                    Tax                                            Tax
                                                                  Amount                   Tax                    Amount
                                                           ---------------------- ----------------------- -----------------------
Unrealized holding losses arising during the period               $  (4,544)              $    1,591             $     (2,953)
Reclassification of gains realized in net income                       (336)                     117                     (219)
                                                           ---------------------- ----------------------- -----------------------
Unrealized loss on investments                                       (4,880)                   1,708                   (3,172)
Foreign currency translation adjustment                               9,143                   (3,200)                   5,943
                                                           ---------------------- ----------------------- -----------------------
Total other comprehensive income                                  $   4,263               $   (1,492)            $      2,771
                                                           ====================== ======================= =======================

                                                                            Nine months ended September 30, 2006
                                                           ---------------------- ----------------------- ------------------------
                                                                  Before
                                                                    Tax                                         Net of Tax
                                                                  Amount                   Tax                    Amount
                                                           ---------------------- ----------------------- ------------------------
Unrealized holding gains arising during the period                $  18,718               $   (6,551)            $     12,167
Reclassification of losses realized in net income                        15                       (6)                       9
                                                           ---------------------- ----------------------- ------------------------
Unrealized gain on investments                                       18,733                   (6,557)                  12,176
Foreign currency translation adjustment                               7,025                   (2,460)                   4,565
                                                           ---------------------- ----------------------- ------------------------
Total other comprehensive income                                  $  25,758                   (9,017)            $     16,741
                                                           ====================== ======================= ========================



12